                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21295
                                  ---------------------------------------------

           JPMorgan Trust I (formerly J.P. Morgan Mutual Fund Series)
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     JPMorgan Funds Management Inc.,  522 Fifth Avenue, New York, NY 10036
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-480-4111
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: January 1, 2004 through December 31, 2004
                         ------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT DECEMBER 31, 2004

JPMORGAN FUNDS

INTREPID FUNDS

INTREPID AMERICA FUND
INTREPID GROWTH FUND
INTREPID INVESTOR FUND
INTREPID VALUE FUND

[JPMORGAN ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                             1

Fund Information:

   Intrepid America Fund                                                       2

   Intrepid Growth Fund                                                        5

   Intrepid Investor Fund                                                      8

   Intrepid Value Fund                                                        11

Portfolio of Investments                                                      14

Financial Statements                                                          34

Notes to Financial Statements                                                 40

Financial Highlights                                                          48

IMPORTANT FUND FAMILY UPDATE

As shareholders of the JPMorgan Funds, we hope you share our enthusiasm regarding our 'new' fund family resulting from the successful integration of the former JPMorgan Funds and One Group Funds, effective February 19, 2005. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. As we continue to integrate the two organizations our dedication to our investors remains steadfast.

HIGHLIGHTS

-  Year-end rally boosts returns
-  Economic news positive
-  Stock selection opportunities in premium growth companies

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

JPMORGAN INTREPID FUNDS

PRESIDENT'S LETTER                                              JANUARY 19, 2005

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Intrepid Funds. Inside, you'll find information detailing the performance of the Funds for the year ended December 31, 2004, along with reports from the Portfolio Managers.

YEAR-END RALLY BRINGS 2004 TO POSITIVE CLOSE

During 2004, the equity market achieved almost all of its gains in the final quarter. This was a year in which equities made nervous progress. After starting the year on a rising trend, and then retrenching during the spring and summer, equities climbed from October onwards in an exceptionally robust year-end rally. The broad-based S&P 500 Index rose by 9.2% in the quarter, lifting full-year 2004 gains to 10.9%.

At the beginning of the year a scenario of solid economic growth, accelerating corporate earnings and low inflation supported the market's progress. By spring, however, rising oil prices began to raise concerns that the economic recovery might not be sustained. In the summer, a patch of weak economic growth, a further rise in oil prices, and rising short-term interest rates stoked investors' fears. But in the fourth quarter, doubts were put aside as the oil price fell, the economy rebounded and the presidential election reached a clear conclusion.

OUTLOOK

We believe that the U.S. economy is on a solid footing entering 2005, as it evolves from recovery to expansion. The expansion, however, is unlikely to be smooth as companies continue to manage costs aggressively. In addition, we expect the Federal Open Market Committee to increase the fed funds target rate by at least another 1% in 2005 to keep inflation under control. Higher interest rates in the face of an uncertain economy could breed anxiety among investors for a good part of the year. But we expect that growth will remain solid overall and that equities will ultimately post gains. The best buying opportunities usually occur when most people are feeling doubtful about owning assets, and those opportunities will likely exist in 2005.

On behalf of all of us at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

INTREPID AMERICA FUND
As of December 31, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid America Fund, which seeks to provide long-term capital growth from a broadly diversified portfolio of equity securities, returned 12.7% for the year ended December 31, 2004. This compares with a gain of 11.4% of the Russell 1000 Index, the Fund's benchmark. The Fund placed in the 6th percentile of its Lipper peer group for the one year time period.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: The Fund's momentum, valuation and size characteristics all contributed to performance for the year. Our emphasis on stocks with attractive valuation characteristics and strong momentum helped performance, with the valuation component contributing the most. In addition, a slight mid cap bias had a positive impact on our performance relative to the benchmark for the period.

The year started positively for the Intrepid America Fund, which outperformed its benchmark and peers by 0.5% and 1.3% respectively in the first quarter. Strong momentum and valuation were contributors to performance as investors looked for companies with a record of strong earnings and revenue growth, coupled with upbeat news leading into earnings season. This period was also marked by a sell-off of the prior 12 month's winners by investors, as many of 2003's winners, particularly information technology, were sold in favor of more stable stocks.

While much of 2004 was characterized by anxiety over economic and political matters, investors' fears and uncertainties melted away during the fourth quarter, the result of reassuring economic data and a retreat in energy prices. The Intrepid America Fund participated in the subsequent market advance, taking advantage of both valuation and size factors in the period. On the sector level, the strongest contribution to performance came from health care, as our factors correctly suggested an overweighting in health care services and an underweighting in pharmaceuticals. Interest rate levels continued to hold steady, helping the interest rate sensitive sectors to defy predictions of a sharp drop. In particular, insurance stocks made a strong contribution to the portfolio's performance, as our model correctly lead us to overweight stocks unduly depressed by the cloud of regulatory investigations.

Q: HOW WAS THE FUND MANAGED?

A: The JPMorgan Intrepid America Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the Fund's exposure to valuation and momentum factors, which the portfolio managers believe best capture the investor driven market anomalies. The Fund looks to hold good "value" stocks with reasonable momentum and very strong momentum stocks relative to the Fund's new benchmark, the Russell 1000 Index. Previously, the Fund's benchmark was the Russell 3000 Index.

                                   (UNAUDITED)

                                                  JPMORGAN INTREPID AMERICA FUND

                                                         As of December 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                                                        21.6%
Industrial Products & Services                                             19.3%
Consumer Goods & Services                                                  16.8%
Technology                                                                 11.2%
Energy                                                                      9.0%
Health Services & Systems                                                   7.9%
Pharmaceuticals                                                             4.2%
Short-Term Investments                                                      3.8%
Telecommunications                                                          3.2%
Utilities                                                                   1.9%
REITs                                                                       1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. JOHNSON & JOHNSON (2.4%)

 2. BANK OF AMERICA CORP. (2.4%)

 3. INTERNATIONAL BUSINESS MACHINES CORP. (2.3%)

 4. CHEVRONTEXACO CORP. (1.9%)

 5. ALTRIA GROUP, INC. (1.9%)

 6. VERIZON COMMUNICATIONS, INC. (1.8%)

 7. WACHOVIA CORP. (1.6%)

 8. CONOCOPHILLIPS (1.5%)

 9. U.S. BANCORP (1.4%)

10. UNITEDHEALTH GROUP, INC. (1.4%)

TOP 10 EQUITY HOLDINGS COMPRISED 18.6% ($67,456,140) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF DECEMBER 31, 2004, THE FUND HELD 122 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                 SINCE INCEPTION
                                                       1 YEAR        (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                           12.68%         28.56%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/04)

                  JPMORGAN INTREPID                                                 LIPPER MULTI-CAP
            AMERICA FUND (SELECT SHARES)  RUSSELL 1000 INDEX   RUSSELL 3000 INDEX   CORE FUNDS INDEX
 2/28/2003          $  1,000,000             $  1,000,000         $  1,000,000        $  1,000,000
 3/31/2003          $  1,011,300             $  1,010,400         $  1,010,500        $  1,003,200
 4/30/2003          $  1,069,349             $  1,091,939         $  1,093,058        $  1,081,249
 5/31/2003          $  1,140,674             $  1,154,180         $  1,159,079        $  1,154,341
 6/30/2003          $  1,176,035             $  1,169,415         $  1,174,726        $  1,171,541
 7/31/2003          $  1,189,324             $  1,192,686         $  1,201,627        $  1,194,152
 8/31/2003          $  1,223,934             $  1,216,898         $  1,228,303        $  1,230,812
 9/30/2003          $  1,225,280             $  1,204,486         $  1,214,915        $  1,214,442
10/31/2003          $  1,319,259             $  1,275,068         $  1,288,417        $  1,286,823
11/30/2003          $  1,352,636             $  1,290,369         $  1,306,197        $  1,306,898
12/31/2003          $  1,408,365             $  1,352,178         $  1,365,891        $  1,359,043
 1/31/2004          $  1,408,365             $  1,377,869         $  1,394,438        $  1,390,980
 2/29/2004          $  1,441,461             $  1,396,884         $  1,413,263        $  1,412,541
 3/31/2004          $  1,442,182             $  1,377,886         $  1,396,445        $  1,396,438
 4/30/2004          $  1,382,187             $  1,352,947         $  1,367,538        $  1,366,973
 5/31/2004          $  1,396,977             $  1,372,429         $  1,387,368        $  1,383,376
 6/30/2004          $  1,429,387             $  1,397,133         $  1,414,976        $  1,413,949
 7/31/2004          $  1,376,499             $  1,348,093         $  1,361,490        $  1,355,977
 8/31/2004          $  1,378,702             $  1,354,699         $  1,367,072        $  1,355,028
 9/30/2004          $  1,424,612             $  1,371,768         $  1,388,125        $  1,384,026
10/31/2004          $  1,436,579             $  1,393,854         $  1,410,891        $  1,404,924
11/30/2004          $  1,539,869             $  1,453,511         $  1,476,497        $  1,475,452
12/31/2004          $  1,587,027             $  1,506,128         $  1,529,060        $  1,527,388

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid America Fund, Russell 1000 Index, Russell 3000 Index, and Lipper Multi-Cap Core Funds Index from February 28, 2003 to December 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Index is an unmanaged, capitalization weighted price only index, which is comprimised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 3000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 3000 of the largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

INTREPID GROWTH FUND
As of December 31, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid Growth Fund, which seeks to provide long-term capital growth from a broadly diversified portfolio of equity securities, returned 10.5% for the year ended December 31, 2004. This compares favorably with a gain of 6.3% for the Russell 1000 Growth Index, the Fund's benchmark. For the year, the Fund ranks in the 18th percentile of its Lipper peer group.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: After lagging significantly for much of the year, growth stocks rallied in the fourth quarter. As investors increased their level of risk-taking, a late beta rally propelled the Russell 1000 Growth Index to a 6.3% return for 2004, erasing prior negative returns through September. The Intrepid Growth Fund was able to take advantage of this advance, producing an impressive relative return of 415 basis points over the benchmark.

For the quarter, valuation and size characteristics were the main positive contributors to the Fund's performance. By far, the strongest contribution on a sector level came from health care, as our factors correctly suggested an overweighting in health care services and an underweighting in pharmaceuticals. Information technology was also a strong performer, as strong selection in that sector was a positive contributor both for the quarter and the year.

Momentum, value and size factors were all contributors to the Fund's performance for 2004. On a sector level, the only detractor from performance during the year was the telecommunication sector, while information technology and health care were the strongest contributors over the one year period. In the information technology sector, the Fund's factors correctly suggested underweighting the tech hardware and equipment industry group, as well as the software & services industry group, leading to strong contributions from both.

Q: HOW WAS THE FUND MANAGED?

A: The JPMorgan Intrepid Growth Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the Fund's exposure to valuation and momentum factors, which the portfolio managers believe best capture the investor driven market anomalies. The construction methodology used results in a portfolio that has a momentum and valuation bias relative to the Fund's index, the Russell 1000 Growth.

JPMORGAN INTREPID GROWTH FUND

As of December 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                                  20.3%
Technology                                                                 19.2%
Industrial Products & Services                                             17.1%
Finance & Insurance                                                        14.6%
Pharmaceuticals                                                            10.9%
Health Services & Systems                                                   8.5%
Energy                                                                      5.2%
REITs                                                                       1.9%
Short-Term Investments                                                      1.2%
Telecommunications                                                          0.9%
Utilities                                                                   0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. JOHNSON & JOHNSON (4.1%)

 2. PFIZER, INC. (3.0%)

 3. HOME DEPOT, INC. (2.4%)

 4. AMERICAN INTERNATIONAL GROUP, INC. (2.4%)

 5. INTEL CORP. (2.2%)

 6. UNITEDHEALTH GROUP, INC. (2.1%)

 7. AMERICAN EXPRESS CO. (2.0%)

 8. QUALCOMM, INC. (2.0%)

 9. YAHOO!, INC. (1.8%)

10. STARBUCKS CORP. (1.6%)

TOP 10 EQUITY HOLDINGS COMPRISED 23.6% ($1,852,610) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF DECEMBER 31, 2004, THE FUND HELD 157 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                 SINCE INCEPTION
                                                       1 YEAR        (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                           10.45%         24.82%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/04)

                 JPMORGAN INTREPID        RUSSELL 1000        LIPPER LARGE-CAP
            GROWTH FUND (SELECT SHARES)   GROWTH INDEX       VALUE FUNDS INDEX
 2/28/2003          $  1,000,000          $  1,000,000          $  1,000,000
 3/31/2003          $  1,014,000          $  1,018,600          $    999,400
 4/30/2003          $  1,069,364          $  1,093,875          $  1,083,749
 5/31/2003          $  1,134,061          $  1,148,459          $  1,150,508
 6/30/2003          $  1,142,113          $  1,164,308          $  1,163,624
 7/31/2003          $  1,174,092          $  1,193,299          $  1,179,798
 8/31/2003          $  1,226,104          $  1,223,012          $  1,199,737
 9/30/2003          $  1,212,127          $  1,209,926          $  1,186,300
10/31/2003          $  1,312,854          $  1,277,924          $  1,251,784
11/30/2003          $  1,342,131          $  1,291,342          $  1,267,181
12/31/2003          $  1,361,189          $  1,336,022          $  1,344,859
 1/31/2004          $  1,381,335          $  1,363,277          $  1,365,166
 2/29/2004          $  1,399,430          $  1,372,002          $  1,393,971
 3/31/2004          $  1,388,375          $  1,346,620          $  1,377,244
 4/30/2004          $  1,334,228          $  1,330,999          $  1,351,902
 5/31/2004          $  1,369,585          $  1,355,756          $  1,361,771
 6/30/2004          $  1,406,427          $  1,372,703          $  1,391,730
 7/31/2004          $  1,321,057          $  1,295,145          $  1,358,190
 8/31/2004          $  1,313,395          $  1,288,799          $  1,367,968
 9/30/2004          $  1,359,758          $  1,301,042          $  1,384,111
10/31/2004          $  1,375,531          $  1,321,339          $  1,398,920
11/30/2004          $  1,460,814          $  1,366,793          $  1,459,634
12/31/2004          $  1,503,239          $  1,420,371          $  1,506,050

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Growth Fund, Russell 1000 Growth Index, and Lipper Large-Cap Value Funds Index from February 28, 2003 to December 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with the highest price to book ratios and highest forecasted growth values. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

INTREPID INVESTOR FUND
As of December 31, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid Investor Fund, which seeks to provide long-term capital appreciation from a broadly diversified portfolio of equity securities, returned 16.0% for the year ended December 31, 2004. This compares favorably with a gain of 11.9% for the Russell 3000 Index, the Fund's benchmark. For the one year time period, the Fund ranks in the 30th percentile with respect to its Lipper peer group.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: While the market was strong in the fourth quarter, the Fund was even stronger, posting a 10.85% return and beating its benchmark by 69 basis points. In addition, the Fund performed better than many of its peers, ranking in the 26th percentile of its Lipper peer group. The strong fourth quarter enabled the Fund to post both excellent relative and absolute annual returns.

The Fund began the year with an impressive first quarter, outperforming the Russell 3000 benchmark and its Lipper Multi-Cap peers by 3.4% and 3.3%, respectively. Solid earnings results were a major performance driver, as investors looked for companies with a record of strong earnings and revenue growth, coupled with upbeat news leading into the reporting season. As the economic recovery continued during the second quarter of 2004, investor sentiment shifted from optimism about corporate earnings to a fear of inflation. However, as the year progressed and the economic recovery emerged from its soft spot during the summer months, fear and uncertainty abated. Investor enthusiasm for equities was spurred by stable economic data, a swift outcome to the presidential election and falling energy prices.

Valuation and size factors made the biggest contribution to the Fund's strong performance in the fourth quarter, while momentum was a slight detractor. The strongest sector contribution to performance came from health care, as our factors correctly suggested an overweighting in health care services and an underweighting in pharmaceuticals. Interest rate levels continued to hold steady, helping the interest rate sensitive sectors to defy predictions for a sharp drop. In addition, insurance stocks made a strong contribution to the Fund's performance, as our model correctly lead us to overweight stocks unduly depressed by the cloud of regulatory investigations.

Q: HOW WAS THE FUND MANAGED?

A: The JPMorgan Intrepid Investor Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the Fund's exposure to valuation and momentum factors, as well as contrarian factors (long-term price momentum and long-term sales growth), which the portfolio managers believe best capture the investor driven market anomalies. The construction methodology used results in a portfolio that has valuation and momentum biases relative to the Fund's index, the Russell
3000.

                                                 JPMORGAN INTREPID INVESTOR FUND

                                                         As of December 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                                  22.4%
Finance & Insurance                                                        21.4%
Technology                                                                 13.2%
Industrial Products & Services                                             12.8%
Energy                                                                      6.8%
Pharmaceuticals                                                             6.6%
Telecommunications                                                          5.3%
Utilities                                                                   4.3%
Health Services & Systems                                                   4.2%
REITs                                                                       1.6%
Short-Term Investments                                                      1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. BANK OF AMERICA CORP. (2.3%)

 2. JOHNSON & JOHNSON (2.3%)

 3. ALTRIA GROUP, INC. (1.8%)

 4. VERIZON COMMUNICATIONS, INC. (1.6%)

 5. WACHOVIA CORP. (1.4%)

 6. WYETH (1.2%)

 7. FREDDIE MAC (1.2%)

 8. THE ALLSTATE CORP. (1.1%)

 9. MOTOROLA, INC. (1.1%)

10. MCDONALD'S CORP. (1.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 15.1% ($2,858,612) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF DECEMBER 31, 2004, THE FUND HELD 109 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                 SINCE INCEPTION
                                                       1 YEAR        (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                           16.01%         30.33%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/04)

                 JPMORGAN INTREPID        RUSSELL 3000        LIPPER MULTI-CAP
           INVESTOR FUND (SELECT SHARES)      INDEX           CORE FUNDS INDEX
 2/28/2003          $  1,000,000          $  1,000,000          $  1,000,000
 3/31/2003          $    972,700          $  1,010,500          $  1,003,200
 4/30/2003          $  1,064,717          $  1,093,058          $  1,081,249
 5/31/2003          $  1,164,694          $  1,159,079          $  1,154,341
 6/30/2003          $  1,186,707          $  1,174,726          $  1,171,541
 7/31/2003          $  1,222,071          $  1,201,627          $  1,194,152
 8/31/2003          $  1,250,056          $  1,228,303          $  1,230,812
 9/30/2003          $  1,239,431          $  1,214,915          $  1,214,442
10/31/2003          $  1,308,715          $  1,288,417          $  1,286,823
11/30/2003          $  1,336,722          $  1,306,197          $  1,306,898
12/31/2003          $  1,402,889          $  1,365,891          $  1,359,043
 1/31/2004          $  1,440,206          $  1,394,438          $  1,390,980
 2/29/2004          $  1,470,595          $  1,413,263          $  1,412,541
 3/31/2004          $  1,481,624          $  1,396,445          $  1,396,438
 4/30/2004          $  1,419,396          $  1,367,538          $  1,366,973
 5/31/2004          $  1,431,886          $  1,387,368          $  1,383,376
 6/30/2004          $  1,475,416          $  1,414,976          $  1,413,949
 7/31/2004          $  1,421,416          $  1,361,490          $  1,355,977
 8/31/2004          $  1,420,136          $  1,367,072          $  1,355,028
 9/30/2004          $  1,468,137          $  1,388,125          $  1,384,026
10/31/2004          $  1,484,874          $  1,410,891          $  1,404,924
11/30/2004          $  1,583,024          $  1,476,497          $  1,475,452
12/31/2004          $  1,627,412          $  1,529,060          $  1,527,388

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Investor Fund, Russell 3000 Index, and Lipper Multi-Cap Core Funds Index from February 28, 2003 to December 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 3000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 3000 of the largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

INTREPID VALUE FUND
As of December 31, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid Value Fund, which seeks to provide long-term capital growth from a broadly diversified portfolio of equity securities, returned 17.5% for the year ended December 31, 2004. This compares with a gain of 16.5% of the Russell 1000 Value Index, the Fund's benchmark. The Fund is ranked in the 3rd percentile for 2004 relative to its Lipper peer group.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: While much of 2004 was characterized by economic and political concerns, most of the fear and uncertainty plaguing the markets melted away during the fourth quarter. When investors saw economic data stabilize and energy prices recede, equity returns shifted into high gear. The Intrepid Value Fund participated in the market's gain, as the strong fourth quarter enabled the fund to post both excellent relative and absolute returns.

Although momentum factors detracted from the Fund's performance in the fourth quarter, a positive contribution from the Fund's valuation and size factors helped to offset this negative impact. In terms of sectors, the strongest positive contribution to performance came from health care, as our factors correctly suggested an overweighting in health care services and an underweighting in pharmaceuticals. Additionally, as interest rate levels held steady, interest rate sensitive sectors continued to defy predictions for a sharp drop.

In 2004, the largest contributing factor to performance was the Fund's focus on companies with attractive valuations. Momentum and size factors were also strong contributors to performance for the year. On a sector level, financials performed particularly well in the Fund, as our model correctly lead us to overweight insurance stocks which had been unduly depressed by ongoing regulatory investigations. Heath care was also a leading contributor over the one year time period. On the negative side, consumer staples and telecommunication sectors were detractors in 2004.

Q: HOW WAS THE FUND MANAGED?

A: The JPMorgan Intrepid Value Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the Fund's exposure to valuation and momentum factors, which the portfolio managers believe best capture the investor driven market anomalies. The construction methodology used results in a portfolio that has valuation and momentum biases relative to the Fund's index, the Russell 1000 Value.

JPMORGAN INTREPID VALUE FUND

As of December 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                                                        30.5%
Industrial Products & Services                                             19.4%
Consumer Goods & Services                                                  15.3%
Energy                                                                     14.2%
Telecommunications                                                          5.6%
Utilities                                                                   4.6%
Health Services & Systems                                                   3.5%
Technology                                                                  2.5%
REITs                                                                       2.3%
Short-Term Investments                                                      2.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. BANK OF AMERICA CORP. (3.9%)

 2. ALTRIA GROUP, INC. (2.9%)

 3. CHEVRONTEXACO CORP. (2.7%)

 4. VERIZON COMMUNICATIONS, INC. (2.7%)

 5. CONOCOPHILLIPS (1.9%)

 6. U.S. BANCORP (1.8%)

 7. FREDDIE MAC (1.7%)

 8. THE DOW CHEMICAL CO. (1.7%)

 9. BELLSOUTH CORP. (1.7%)

10. McDONALD'S CORP. (1.6%)

TOP 10 EQUITY HOLDINGS COMPRISED 22.6% ($3,560,077) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF DECEMBER 31, 2004, THE FUND HELD 151 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                 SINCE INCEPTION
                                                       1 YEAR        (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                           17.51%         30.97%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/04)

                 JPMORGAN INTREPID        RUSSELL 1000        LIPPER LARGE-CAP
             VALUE FUND (SELECT SHARES)    VALUE INDEX       GROWTH FUNDS INDEX
 2/28/2003          $  1,000,000          $  1,000,000          $  1,000,000
 3/31/2003          $  1,005,300          $  1,001,700          $  1,018,800
 4/30/2003          $  1,077,279          $  1,089,850          $  1,093,376
 5/31/2003          $  1,161,954          $  1,160,254          $  1,146,952
 6/30/2003          $  1,179,964          $  1,174,757          $  1,156,471
 7/31/2003          $  1,189,286          $  1,192,261          $  1,190,009
 8/31/2003          $  1,212,715          $  1,210,860          $  1,219,283
 9/30/2003          $  1,217,929          $  1,198,994          $  1,193,312
10/31/2003          $  1,304,402          $  1,272,372          $  1,265,747
11/30/2003          $  1,332,577          $  1,289,676          $  1,277,771
12/31/2003          $  1,397,341          $  1,369,121          $  1,313,804
 1/31/2004          $  1,424,309          $  1,393,217          $  1,339,029
 2/29/2004          $  1,459,062          $  1,423,032          $  1,344,787
 3/31/2004          $  1,461,105          $  1,410,509          $  1,329,726
 4/30/2004          $  1,406,314          $  1,376,093          $  1,299,940
 5/31/2004          $  1,411,236          $  1,390,129          $  1,323,469
 6/30/2004          $  1,451,174          $  1,422,936          $  1,342,394
 7/31/2004          $  1,425,488          $  1,402,873          $  1,263,059
 8/31/2004          $  1,436,322          $  1,422,793          $  1,254,091
 9/30/2004          $  1,489,466          $  1,444,847          $  1,283,437
10/31/2004          $  1,499,147          $  1,468,831          $  1,298,966
11/30/2004          $  1,605,287          $  1,543,154          $  1,356,900
12/31/2004          $  1,642,163          $  1,594,850          $  1,411,719

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Value Fund, Russell 1000 Value Index, and Lipper Large-Cap Growth Funds Index from February 28, 2003 to December 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

JPMORGAN INTREPID AMERICA FUND
Portfolio of Investments

As of December 31, 2004

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- 97.8%

                COMMON STOCKS -- 97.8%
                Advertising -- 0.4%
       22,700   R.H. Donnelley Corp. *                                                   $    1,340,435

                Aerospace -- 4.9%
       39,700   General Dynamics Corp.                                                        4,152,620
       68,500   Lockheed Martin Corp.                                                         3,805,175
       98,700   Raytheon Co.                                                                  3,832,521
       86,800   The Boeing Co.                                                                4,493,636
       28,400   United Defense Industries, Inc. *                                             1,341,900
                                                                                         --------------
                                                                                             17,625,852
                Agricultural Production/Services -- 0.4%
       20,400   Reynolds American, Inc.                                                       1,603,440

                Apparel -- 1.4%
       43,200   Nike, Inc., Class B                                                           3,917,808
       20,600   VF Corp.                                                                      1,140,828
                                                                                         --------------
                                                                                              5,058,636
                Automotive -- 3.4%
       23,100   Autoliv, Inc. (Sweden)                                                        1,115,730
       13,700   Cummins Engine, Inc.                                                          1,147,923
      288,500   Ford Motor Co.                                                                4,223,640
       65,100   Harley-Davidson, Inc.                                                         3,954,825
       20,400   PACCAR, Inc.                                                                  1,641,792
                                                                                         --------------
                                                                                             12,083,910
                Banking -- 5.9%
      186,866   Bank of America Corp.                                                         8,780,833
       29,500   Doral Financial Corp. (Puerto Rico)                                           1,452,875
      165,200   U.S. Bancorp                                                                  5,174,064
      109,500   Wachovia Corp.                                                                5,759,700
                                                                                         --------------
                                                                                             21,167,472
                Biotechnology -- 1.4%
       27,900   Charles River Laboratories International, Inc. *                              1,283,679
      110,400   Gilead Sciences, Inc. *                                                       3,862,896
                                                                                         --------------
                                                                                              5,146,575
                Business Services -- 1.1%
       47,400   Acxiom Corp.                                                                  1,246,620
       29,000   Alliance Data Systems Corp. *                                                 1,376,920
       20,300   Computer Sciences Corp. *                                                     1,144,311
                                                                                         --------------
                                                                                              3,767,851
                Chemicals -- 1.3%
       94,200   The Dow Chemical Co.                                                          4,663,842

                Computer Networks -- 1.1%
      141,300   Juniper Networks, Inc. *                                                      3,841,947

                Computer Software -- 2.7%
       59,900   Adobe Systems, Inc.                                                           3,758,126
       52,200   Autodesk, Inc.                                                                1,980,990
      125,500   Computer Associates International, Inc.                                       3,898,030
                                                                                         --------------
                                                                                              9,637,146

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Computers/Computer Hardware -- 4.2%
       66,900   Apple Computer, Inc. *                                                   $    4,308,360
       64,700   Ingram Micro, Inc., Class A *                                                 1,345,760
       83,500   International Business Machines Corp.                                         8,231,430
       26,600   Tech Data Corp. *                                                             1,207,640
                                                                                         --------------
                                                                                             15,093,190
                Construction -- 2.3%
       19,900   Centex Corp.                                                                  1,185,642
       34,500   D.R. Horton, Inc.                                                             1,390,695
       14,800   KB Home                                                                       1,545,120
       22,700   Lennar Corp., Class A                                                         1,286,636
       14,620   MDC Holdings, Inc.                                                            1,263,753
        1,900   NVR, Inc. *                                                                   1,461,860
                                                                                         --------------
                                                                                              8,133,706
                Construction Materials -- 1.5%
       44,000   Louisiana-Pacific Corp.                                                       1,176,560
      111,500   Masco Corp.                                                                   4,073,095
                                                                                         --------------
                                                                                              5,249,655
                Consumer Products -- 1.9%
      111,900   Altria Group, Inc.                                                            6,837,090

                Diversified -- 0.9%
       91,800   Tyco International LTD (Bermuda)                                              3,280,932

                Financial Services -- 8.8%
       20,000   Affiliated Managers Group, Inc. *                                             1,354,800
       44,600   AmeriCredit Corp. *                                                           1,090,470
       50,100   Capital One Financial Corp.                                                   4,218,921
      112,600   Countrywide Financial Corp.                                                   4,167,326
       87,100   E*TRADE Financial Corp. *                                                     1,302,145
       67,500   Freddie Mac                                                                   4,974,750
       63,500   Golden West Financial Corp.                                                   3,900,170
      155,300   MBNA Corp.                                                                    4,377,907
       86,500   Providian Financial Corp. *                                                   1,424,655
       76,600   Prudential Financial, Inc.                                                    4,209,936
       20,500   WFS Financial, Inc. *                                                         1,040,990
                                                                                         --------------
                                                                                             32,062,070
                Food/Beverage Products -- 3.7%
      166,700   Archer Daniels Midland Co.                                                    3,719,077
       81,800   Kellogg Co.                                                                   3,653,188
       49,200   PepsiAmericas, Inc.                                                           1,045,008
       33,800   Pilgrim's Pride Corp.                                                         1,036,984
      165,500   Sara Lee Corp.                                                                3,995,170
                                                                                         --------------
                                                                                             13,449,427
                Health Care/Health Care Services -- 8.0%
       34,300   Aetna, Inc.                                                                   4,278,925
       65,900   Becton, Dickinson & Co.                                                       3,743,120
      102,200   Caremark Rx, Inc. *                                                           4,029,746
       13,900   CIGNA Corp.                                                                   1,133,823
       27,850   Coventry Health Care, Inc. *                                                  1,478,278
       50,700   Humana, Inc. *                                                                1,505,283
       26,600   PacifiCare Health Systems *                                                   1,503,432
       23,000   Sierra Health Services, Inc. *                                                1,267,530

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Health Care/Health Care Services -- Continued

       57,884   UnitedHealth Group, Inc.                                                 $    5,095,529
       43,000   WellPoint, Inc. *                                                             4,945,000
                                                                                         --------------
                                                                                             28,980,666
                Insurance -- 7.1%
       32,000   American Financial Group, Inc.                                                1,001,920
       52,800   Chubb Corp.                                                                   4,060,320
       61,200   Hartford Financial Services Group, Inc.                                       4,241,772
      100,000   Metlife, Inc.                                                                 4,051,000
       23,600   PMI Group, Inc.                                                                 985,300
       21,500   SAFECO Corp.                                                                  1,123,160
       90,900   The Allstate Corp.                                                            4,701,348
       48,400   The Progressive Corp.                                                         4,106,256
       22,600   W.R. Berkley Corp.                                                            1,066,042
                                                                                         --------------
                                                                                             25,337,118
                Internet Services/Software -- 1.1%
      150,700   Symantec Corp. *                                                              3,882,032

                Machinery & Engineering Equipment -- 1.4%
       45,800   AGCO Corp. *                                                                  1,002,562
       52,200   Deere & Co.                                                                   3,883,680
                                                                                         --------------
                                                                                              4,886,242
                Manufacturing -- 1.1%
       66,000   Danaher Corp.                                                                 3,789,060

                Metals/Mining -- 1.1%
       28,100   Nucor Corp.                                                                   1,470,754
       14,700   Phelps Dodge Corp.                                                            1,454,124
       20,700   Southern Peru Copper Corp.                                                      977,247
                                                                                         --------------
                                                                                              3,902,125
                Multi-Media -- 1.4%
      182,400   The Walt Disney Co.                                                           5,070,720

                Office/Business Equipment -- 1.1%
      226,700   Xerox Corp. *                                                                 3,856,167

                Oil & Gas -- 9.0%
       96,100   Burlington Resources, Inc.                                                    4,180,350
       71,600   Chesapeake Energy Corp.                                                       1,181,400
      130,600   ChevronTexaco Corp.                                                           6,857,806
       61,600   ConocoPhillips                                                                5,348,728
      103,100   Devon Energy Corp.                                                            4,012,652
       36,000   Marathon Oil Corp.                                                            1,353,960
       73,600   Occidental Petroleum Corp.                                                    4,295,296
       17,400   Sunoco, Inc.                                                                  1,421,754
       40,300   Tesoro Petroleum Corp. *                                                      1,283,958
       31,300   Valero Energy Corp.                                                           1,421,020
       38,700   XTO Energy, Inc.                                                              1,369,206
                                                                                         --------------
                                                                                             32,726,130
                Packaging -- 0.8%
       29,800   Ball Corp.                                                                    1,310,604
      100,800   Crown Holdings, Inc. *                                                        1,384,992
                                                                                         --------------
                                                                                              2,695,596

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Paper/Forest Products -- 1.1%
       57,600   Weyerhaeuser Co.                                                         $    3,871,872

                Pharmaceuticals -- 2.9%
       27,600   Cephalon, Inc. *                                                              1,404,288
      139,400   Johnson & Johnson                                                             8,840,748
                                                                                         --------------
                                                                                             10,245,036
                Photographic Equipment -- 0.4%
       42,200   Eastman Kodak Co.                                                             1,360,950

                Printing & Publishing -- 1.1%
       41,500   The McGraw-Hill Companies, Inc.                                               3,798,910

                Real Estate Investment Trust -- 1.1%
       16,100   CBL & Associates Properties, Inc.                                             1,229,235
       43,200   General Growth Properties, Inc.                                               1,562,112
       19,500   New Century Financial Corp.                                                   1,246,245
                                                                                         --------------
                                                                                              4,037,592
                Restaurants/Food Services -- 1.3%
      148,000   McDonald's Corp.                                                              4,744,880

                Retailing -- 1.0%
       30,500   American Eagle Outfitters, Inc.                                               1,436,550
       48,600   Claire's Stores, Inc.                                                         1,032,750
       26,100   Nordstrom, Inc.                                                               1,219,653
                                                                                         --------------
                                                                                              3,688,953
                Retailing - Food & Staples -- 0.3%
       32,300   Supervalu, Inc.                                                               1,114,996

                Shipping/Transportation -- 2.3%
       88,300   Burlington Northern Santa Fe Corp.                                            4,177,473
       42,700   FedEx Corp.                                                                   4,205,523
                                                                                         --------------
                                                                                              8,382,996
                Steel -- 0.3%
       32,900   Steel Dynamics, Inc.                                                          1,246,252

                Telecommunications -- 3.3%
       64,800   Alltel Corp.                                                                  3,807,648
      161,200   Verizon Communications, Inc.                                                  6,530,212
       45,700   Western Wireless Corp., Class A *                                             1,339,010
                                                                                         --------------
                                                                                             11,676,870
                Telecommunications Equipment -- 1.3%
      263,800   Motorola, Inc.                                                                4,537,360

                Utilities -- 2.0%
       47,000   Edison International                                                          1,505,410
       34,200   FirstEnergy Corp.                                                             1,351,242
       64,800   TXU Corp.                                                                     4,183,488
                                                                                         --------------
                                                                                              7,040,140
                ---------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $309,264,819)                                                         350,915,839
                ---------------------------------------------------------------------------------------

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
        Short-Term Investment -- 3.8%

                MONEY MARKET FUND -- 3.8%
   13,807,425   JPMorgan Prime Money Market Fund (a)                                     $   13,807,425
-------------------------------------------------------------------------------------------------------
                Total Money Market Fund
                (Cost $13,807,425)                                                           13,807,425
-------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 101.6%
                (COST $323,072,244)                                                      $  364,723,264

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6)%                              (5,877,339)
-------------------------------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                                     $  358,845,925
-------------------------------------------------------------------------------------------------------
                Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN INTREPID GROWTH FUND
Portfolio of Investments

As of December 31, 2004

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- 99.7%

                COMMON STOCKS -- 99.7%
                Aerospace -- 3.0%
          800   General Dynamics Corp.                                                   $       83,680
          400   Rockwell Collins, Inc.                                                           15,776
        2,300   The Boeing Co.                                                                  119,071
          350   United Defense Industries, Inc. *                                                16,538
                                                                                         --------------
                                                                                                235,065
                Agricultural Production/Services -- 0.2%
          400   UST, Inc.                                                                        19,244

                Apparel -- 1.7%
          300   Coach, Inc. *                                                                    16,920
        1,100   Nike, Inc., Class B                                                              99,759
          250   Timberland Co., Class A *                                                        15,668
                                                                                         --------------
                                                                                                132,347
                Automotive -- 1.6%
          300   Autoliv, Inc. (Sweden)                                                           14,490
        1,500   Harley-Davidson, Inc.                                                            91,125
          300   Polaris Industries, Inc.                                                         20,406
                                                                                         --------------
                                                                                                126,021
                Banking -- 1.6%
          350   Doral Financial Corp. (Puerto Rico)                                              17,238
          250   First Bancorp (Puerto Rico)                                                      15,878
          400   R&G Financial Corp. (Puerto Rico), Class B                                       15,552
        2,500   U.S. Bancorp                                                                     78,299
                                                                                         --------------
                                                                                                126,967
                Biotechnology -- 2.8%
        1,700   Biogen Idec, Inc. *                                                             113,237
          300   Charles River Laboratories International, Inc. *                                 13,803
        2,700   Gilead Sciences, Inc. *                                                          94,473
                                                                                         --------------
                                                                                                221,513
                Business Services -- 0.7%
          600   Acxiom Corp.                                                                     15,780
          350   Alliance Data Systems Corp. *                                                    16,618
          500   The Brinks Co.                                                                   19,760
                                                                                         --------------
                                                                                                 52,158
                Chemicals -- 2.3%
        1,800   Praxair, Inc.                                                                    79,470
        1,700   The Dow Chemical Co.                                                             84,167
          400   The Sherwin-Williams Co.                                                         17,852
                                                                                         --------------
                                                                                                181,489
                Computer Networks -- 1.2%
        3,500   Juniper Networks, Inc. *                                                         95,165

                Computer Software -- 3.5%
          850   Activision, Inc. *                                                               17,153
        1,600   Adobe Systems, Inc.                                                             100,384
          500   Autodesk, Inc.                                                                   18,975
          300   CACI International, Inc., Class A *                                              20,439
        3,100   Computer Associates International, Inc.                                          96,286
        1,000   Perot Systems Corp., Class A *                                                   16,030
                                                                                         --------------
                                                                                                269,267

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Computers/Computer Hardware -- 1.7%
        1,525   Apple Computer, Inc. *                                                   $       98,210
          900   Ingram Micro, Inc., Class A *                                                    18,720
          250   NCR Corp. *                                                                      17,308
                                                                                         --------------
                                                                                                134,238
                Construction -- 0.6%
          300   Centex Corp.                                                                     17,874
           15   NVR, Inc. *                                                                      11,541
          300   Toll Brothers, Inc. *                                                            20,583
                                                                                         --------------
                                                                                                 49,998
                Construction Materials -- 1.2%
          200   Eagle Materials, Inc.                                                            17,270
        2,100   Masco Corp.                                                                      76,713
                                                                                         --------------
                                                                                                 93,983
                Consumer Products -- 3.1%
        2,100   Avon Products, Inc.                                                              81,270
          200   Black & Decker Corp.                                                             17,666
          150   Harman International Industries, Inc.                                            19,050
        2,700   The Gillette Co.                                                                120,906
                                                                                         --------------
                                                                                                238,892
                Electronics/Electrical Equipment -- 0.6%
          400   Amphenol Corp., Class A *                                                        14,696
          280   Fisher Scientific International *                                                17,466
          500   Tektronix, Inc.                                                                  15,105
                                                                                         --------------
                                                                                                 47,267
                Entertainment/Leisure -- 0.8%
          500   Boyd Gaming Corp.                                                                20,825
          400   Brunswick Corp.                                                                  19,800
          300   Penn National Gaming, Inc. *                                                     18,165
                                                                                         --------------
                                                                                                 58,790
                Financial Services -- 7.9%
          300   Affiliated Managers Group, Inc. *                                                20,322
        2,800   American Express Co.                                                            157,835
          200   Blackrock, Inc.                                                                  15,452
        1,200   Capital One Financial Corp.                                                     101,052
           75   Chicago Mercantile Exchange                                                      17,153
        1,200   Franklin Resources, Inc.                                                         83,580
        1,400   Golden West Financial Corp.                                                      85,988
        1,100   Providian Financial Corp. *                                                      18,117
        1,600   Prudential Financial, Inc.                                                       87,936
          300   The First Marblehead Corp. *                                                     16,875
          300   WFS Financial, Inc. *                                                            15,234
                                                                                         --------------
                                                                                                619,544
                Food/Beverage Products -- 2.1%
        1,500   Hershey Foods Corp.                                                              83,310
        3,200   Sara Lee Corp.                                                                   77,248
                                                                                         --------------
                                                                                                160,558
                Health Care/Health Care Services -- 8.7%
          650   Aetna, Inc.                                                                      81,088
        1,700   Becton, Dickinson & Co.                                                          96,560
        2,580   Caremark Rx, Inc. *                                                             101,729
          350   Coventry Health Care, Inc. *                                                     18,578

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Health Care/Health Care Services -- Continued
          300   Dade Behring Holdings, Inc. *                                            $       16,800
          500   DaVita, Inc. *                                                                   19,765
          400   Laboratory Corp. of America Holdings *                                           19,928
          300   PacifiCare Health Systems *                                                      16,956
          300   Sierra Health Services, Inc. *                                                   16,533
        1,850   UnitedHealth Group, Inc.                                                        162,855
          300   WellChoice, Inc. *                                                               16,020
          900   WellPoint, Inc. *                                                               103,499
                                                                                         --------------
                                                                                                670,311
                Hotels/Other Lodging -- 0.2%
          250   Mandalay Resort Group                                                            17,608

                Insurance -- 5.1%
        2,200   AFLAC, Inc.                                                                      87,648
        2,900   American International Group, Inc.                                              190,443
          400   Fidelity National Financial, Inc.                                                18,268
          900   The Progressive Corp.                                                            76,356
          300   Unitrin, Inc.                                                                    13,635
          300   W.R. Berkley Corp.                                                               14,151
                                                                                         --------------
                                                                                                400,501
                Internet Services/Software -- 4.0%
        1,500   EarthLink, Inc. *                                                                17,280
          400   Infospace, Inc. *                                                                19,020
          550   McAfee, Inc. *                                                                   15,912
        4,100   Symantec Corp. *                                                                105,616
          500   VeriSign, Inc. *                                                                 16,760
        3,700   Yahoo!, Inc. *                                                                  139,416
                                                                                         --------------
                                                                                                314,004
                Machinery & Engineering Equipment -- 3.2%
        1,150   Caterpillar, Inc.                                                               112,137
        1,200   Deere & Co.                                                                      89,280
          400   Graco, Inc.                                                                      14,940
          400   IDEX Corp.                                                                       16,200
          400   Rockwell Automation, Inc.                                                        19,820
                                                                                         --------------
                                                                                                252,377
                Manufacturing -- 1.5%
        1,700   Danaher Corp.                                                                    97,597
          400   Terex Corp. *                                                                    19,060
                                                                                         --------------
                                                                                                116,657
                Metals/Mining -- 1.1%
          400   CONSOL Energy, Inc.                                                              16,420
          300   Nucor Corp.                                                                      15,702
          200   Phelps Dodge Corp.                                                               19,784
          300   Precision Castparts Corp.                                                        19,704
          300   Southern Peru Copper Corp.                                                       14,163
                                                                                         --------------
                                                                                                 85,773
                Multi-Media -- 1.2%
        3,400   The Walt Disney Co.                                                              94,520

                Office/Business Equipment -- 1.0%
        4,600   Xerox Corp. *                                                                    78,246

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Oil & Gas -- 5.2%
        1,000   Anadarko Petroleum Corp.                                                 $       64,810
        1,400   Baker Hughes, Inc.                                                               59,738
        1,800   Burlington Resources, Inc.                                                       78,300
        2,475   Halliburton Co.                                                                  97,119
          284   Kerr-McGee Corp.                                                                 16,412
          500   Maverick Tube Corp. *                                                            15,150
          700   Plains Exploration & Production Co. *                                            18,200
          400   Southwestern Energy Co. *                                                        20,276
          900   Vintage Petroleum, Inc.                                                          20,421
          500   XTO Energy, Inc.                                                                 17,690
                                                                                         --------------
                                                                                                408,116
                Packaging -- 0.5%
          400   Ball Corp.                                                                       17,592
        1,500   Crown Holdings, Inc. *                                                           20,610
                                                                                         --------------
                                                                                                 38,202
                Pharmaceuticals -- 8.3%
          300   Cephalon, Inc. *                                                                 15,264
        1,400   Forest Laboratories, Inc. *                                                      62,804
        5,100   Johnson & Johnson                                                               323,441
        8,700   Pfizer, Inc.                                                                    233,943
                                                                                         --------------
                                                                                                635,452
                Printing & Publishing -- 1.3%
        1,100   The McGraw-Hill Companies, Inc.                                                 100,694

                Real Estate Investment Trust -- 1.9%
          550   General Growth Properties, Inc.                                                  19,888
          300   New Century Financial Corp.                                                      19,173
        1,200   Simon Property Group, Inc.                                                       77,604
          300   The Mills Corp.                                                                  19,128
          500   Ventas, Inc.                                                                     13,705
                                                                                         --------------
                                                                                                149,498
                Restaurants/Food Services -- 1.6%
        2,000   Starbucks Corp. *                                                               124,720

                Retailing -- 5.2%
          400   Abercrombie & Fitch Co., Class A (l)                                             18,780
          500   Aeropostale, Inc. *                                                              14,715
          350   American Eagle Outfitters, Inc.                                                  16,485
        1,000   Circuit City Stores, Inc.                                                        15,640
        4,500   Home Depot, Inc.                                                                192,330
          700   Limited Brands, Inc.                                                             16,114
          350   Nordstrom, Inc.                                                                  16,356
        3,000   Staples, Inc.                                                                   101,130
          375   Urban Outfitters, Inc. *                                                         16,650
                                                                                         --------------
                                                                                                408,200
                Retailing - Food & Staples -- 1.3%
          700   7-Eleven, Inc. *                                                                 16,765
        1,700   Costco Wholesale Corp.                                                           82,297
                                                                                         --------------
                                                                                                 99,062
                Semi-Conductors -- 3.3%
          750   Advanced Micro Devices, Inc. *                                                   16,515
          500   Cree, Inc. *                                                                     20,040

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Semi-Conductors -- Continued
        7,300   Intel Corp.                                                              $      170,747
          500   Lam Research Corp. *                                                             14,455
        1,700   MEMC Electronics Materials, Inc. *                                               22,525
          700   NVIDIA Corp. *                                                                   16,492
                                                                                         --------------
                                                                                                260,774
                Shipping/Transportation -- 1.8%
          400   CNF, Inc.                                                                        20,040
        1,100   FedEx Corp.                                                                     108,339
          300   Ryder System, Inc.                                                               14,331
                                                                                         --------------
                                                                                                142,710
                Steel -- 0.7%
          400   International Steel Group, Inc. *                                                16,224
          500   Steel Dynamics, Inc.                                                             18,940
          800   Worthington Industries, Inc.                                                     15,664
                                                                                         --------------
                                                                                                 50,828
                Telecommunications -- 0.9%
          300   Harris Corp.                                                                     18,537
          400   NII Holdings, Inc. *                                                             18,980
          500   West Corp. *                                                                     16,555
          600   Western Wireless Corp., Class A *                                                17,580
                                                                                         --------------
                                                                                                 71,652
                Telecommunications Equipment -- 4.3%
       15,600   Lucent Technologies, Inc. *                                                      58,656
        7,000   Motorola, Inc.                                                                  120,400
        3,700   QUALCOMM, Inc.                                                                  156,880
                                                                                         --------------
                                                                                                335,936
                Transportation -- 0.5%
          400   JB Hunt Transport Services, Inc.                                                 17,940
          250   Landstar System, Inc. *                                                          18,410
                                                                                         --------------
                                                                                                 36,350
                Utilities -- 0.3%
        1,500   The AES Corp. *                                                                  20,505
                ---------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $6,574,552)                                                             7,775,202
                ---------------------------------------------------------------------------------------
        Short-Term Investment -- 1.2%
                ---------------------------------------------------------------------------------------
                MONEY MARKET FUND -- 1.2%
       90,154   JPMorgan Prime Money Market Fund (a)                                             90,154
-------------------------------------------------------------------------------------------------------
                Total Money Market Fund
                (Cost $90,154)                                                                   90,154

                TOTAL INVESTMENTS -- 100.9%
                (COST $6,664,706)                                                        $    7,865,356

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9)%                                 (70,545)
-------------------------------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                                     $    7,794,811
-------------------------------------------------------------------------------------------------------
                Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN INTREPID INVESTOR FUND
Portfolio of Investments

As of December 31, 2004

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- 98.8%

                COMMON STOCKS -- 98.8%
                Advertising -- 0.8%
        5,000   Catalina Marketing Corp.                                                 $      148,150

                Aerospace -- 1.1%
        3,900   The Boeing Co.                                                                  201,903

                Agricultural Production/Services -- 0.9%
        2,200   Reynolds American, Inc.                                                         172,920

                Airlines -- 0.8%
        4,700   Alaska Air Group, Inc. *                                                        157,403

                Apparel -- 1.7%
        4,200   Jones Apparel Group, Inc.                                                       153,594
        2,900   VF Corp.                                                                        160,602
                                                                                         --------------
                                                                                                314,196
                Automotive -- 1.8%
        3,300   Autoliv, Inc. (Sweden)                                                          159,390
       13,000   Ford Motor Co.                                                                  190,320
                                                                                         --------------
                                                                                                349,710
                Banking -- 8.1%
        4,100   Astoria Financial Corp.                                                         163,877
        9,264   Bank of America Corp.                                                           435,315
        4,900   KeyCorp                                                                         166,110
        4,100   Marshall & Ilsley Corp.                                                         181,220
        4,500   National City Corp.                                                             168,975
        5,525   Republic Bancorp, Inc., Class A                                                 141,993
        4,900   Wachovia Corp.                                                                  257,740
                                                                                         --------------
                                                                                              1,515,230
                Business Services -- 2.9%
        4,900   ADESA, Inc.                                                                     103,978
        2,900   Computer Sciences Corp. *                                                       163,473
        8,400   CSG Systems International, Inc. *                                               157,080
        3,400   Deluxe Corp.                                                                    126,922
                                                                                         --------------
                                                                                                551,453
                Chemicals -- 2.4%
        3,500   Cabot Corp.                                                                     135,380
        3,200   Cytec Industries, Inc.                                                          164,544
        3,300   FMC Corp. *                                                                     159,390
                                                                                         --------------
                                                                                                459,314
                Computer Software -- 4.1%
        8,600   BMC Software, Inc. *                                                            159,960
       25,700   Parametric Technology Corp. *                                                   151,373
        8,600   Perot Systems Corp., Class A *                                                  137,858
        8,200   Sybase, Inc. *                                                                  163,590
        7,100   THQ, Inc. *                                                                     162,874
                                                                                         --------------
                                                                                                775,655
                Computers/Computer Hardware -- 1.7%
        7,700   Ingram Micro, Inc., Class A *                                                   160,160
        3,500   Tech Data Corp. *                                                               158,900
                                                                                         --------------
                                                                                                319,060

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Consumer Products -- 3.4%
        5,600   Altria Group, Inc.                                                       $      342,160
        5,500   American Greetings Corp., Class A                                               139,425
        1,900   Black & Decker Corp.                                                            167,827
                                                                                         --------------
                                                                                                649,412
                Consumer Services -- 0.7%
        5,900   Sabre Holdings Corp.                                                            130,744

                Diversified -- 0.9%
        2,200   Textron, Inc.                                                                   162,360

                Electronics/Electrical Equipment -- 1.6%
        3,000   Mettler-Toledo International, Inc. (Switzerland) *                              153,930
        2,100   Woodward Governor Co.                                                           150,381
                                                                                         --------------
                                                                                                304,311
                Financial Services -- 5.6%
        6,500   AmeriCredit Corp. *                                                             158,925
        5,900   CompuCredit Corp. *                                                             161,306
       10,600   E*TRADE Financial Corp. *                                                       158,470
        3,000   Freddie Mac                                                                     221,100
        1,900   Goldman Sachs Group, Inc.                                                       197,676
       10,300   Providian Financial Corp. *                                                     169,641
                                                                                         --------------
                                                                                              1,067,118
                Food/Beverage Products -- 1.0%
        7,600   Sara Lee Corp.                                                                  183,464

                Health Care/Health Care Services -- 4.2%
        1,400   Aetna, Inc.                                                                     174,650
        2,000   CIGNA Corp.                                                                     163,140
        5,600   Humana, Inc. *                                                                  166,264
        4,000   Magellan Health Services, Inc. *                                                136,640
        2,800   PacifiCare Health Systems *                                                     158,256
                                                                                         --------------
                                                                                                798,950
                Insurance -- 7.9%
        5,100   American Financial Group, Inc.                                                  159,681
        3,500   Lincoln National Corp.                                                          163,380
        3,296   Manulife Financial Corp. (Canada)                                               152,275
        2,000   MGIC Investment Corp.                                                           137,820
        6,600   Ohio Casualty Corp. *                                                           153,186
        3,300   PMI Group, Inc.                                                                 137,775
        4,200   The Allstate Corp.                                                              217,224
        4,900   The St. Paul Travelers Companies, Inc.                                          181,643
        9,700   UnumProvident Corp.                                                             174,018
                                                                                         --------------
                                                                                              1,477,002
                Internet Services/Software -- 0.9%
       14,400   EarthLink, Inc. *                                                               165,888

                Machinery & Engineering Equipment -- 0.8%
        4,000   Nordson Corp.                                                                   160,280

                Manufacturing -- 0.8%
        3,600   Pentair, Inc.                                                                   156,816

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Metals/Mining -- 0.8%
        2,400   Precision Castparts Corp.                                                $      157,632

                Office/Business Equipment -- 0.9%
       10,500   Xerox Corp. *                                                                   178,605

                Oil & Gas -- 6.0%
        1,900   Amerada Hess Corp.                                                              156,522
        2,600   Anadarko Petroleum Corp.                                                        168,506
        2,800   Kerr-McGee Corp.                                                                161,812
        4,300   Marathon Oil Corp.                                                              161,723
        3,200   Occidental Petroleum Corp.                                                      186,752
        3,100   Stone Energy Corp. *                                                            139,779
        3,800   Unocal Corp.                                                                    164,312
                                                                                         --------------
                                                                                              1,139,406
                Paper/Forest Products -- 1.7%
        4,700   Georgia-Pacific Corp.                                                           176,156
        8,500   Wausau-Mosinee Paper Corp.                                                      151,810
                                                                                         --------------
                                                                                                327,966
                Pharmaceuticals -- 6.7%
        9,000   Alpharma, Inc., Class A                                                         152,550
        3,000   Cephalon, Inc. *                                                                152,640
        6,400   First Horizon Pharmaceutical Corp. *                                            146,496
        6,800   Johnson & Johnson                                                               431,256
        8,000   Perrigo Co.                                                                     138,160
        5,300   Wyeth                                                                           225,727
                                                                                         --------------
                                                                                              1,246,829
                Pipelines -- 0.8%
        5,600   National Fuel Gas Co.                                                           158,704

                Printing & Publishing -- 1.7%
        2,000   The McGraw-Hill Companies, Inc.                                                 183,080
        9,800   The Reader's Digest Association, Inc.                                           136,318
                                                                                         --------------
                                                                                                319,398
                Real Estate Investment Trust -- 1.6%
        4,900   Brandywine Realty Trust                                                         144,011
        6,600   Nationwide Health Properties, Inc.                                              156,750
                                                                                         --------------
                                                                                                300,761
                Restaurants/Food Services -- 1.1%
        6,600   McDonald's Corp.                                                                211,596

                Retailing -- 6.0%
       16,900   Charming Shoppes, Inc. *                                                        158,353
        3,000   Federated Department Stores, Inc.                                               173,370
        6,000   Foot Locker, Inc.                                                               161,580
        4,200   J.C. Penney Co., Inc.                                                           173,880
        4,600   Men's Wearhouse, Inc. *                                                         147,016
        5,300   RadioShack Corp.                                                                174,264
        5,200   The May Department Stores Co.                                                   152,880
                                                                                         --------------
                                                                                              1,141,343
                Retailing - Food & Staples -- 3.4%
        6,200   Albertson's, Inc.                                                               148,056
        5,600   BJ's Wholesale Club, Inc. *                                                     163,128

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Retailing - Food & Staples -- Continued
        7,500   Ruddick Corp.                                                            $      162,675
        5,000   Supervalu, Inc.                                                                 172,600
                                                                                         --------------
                                                                                                646,459
                Semi-Conductors -- 0.9%
        6,000   Lam Research Corp. *                                                            173,460

                Shipping/Transportation -- 0.8%
        3,000   Ryder System, Inc.                                                              143,310

                Steel -- 0.7%
        9,200   AK Steel Holding Corp. *                                                        133,124

                Telecommunications -- 5.3%
        9,100   AT&T Corp.                                                                      173,446
        9,900   Avaya, Inc. *                                                                   170,280
        3,100   Commonwealth Telephone Enterprises, Inc. *                                      153,946
        8,200   Sprint Corp. - FON Group                                                        203,770
        7,400   Verizon Communications, Inc.                                                    299,774
                                                                                         --------------
                                                                                              1,001,216
                Telecommunications Equipment -- 1.1%
       12,600   Motorola, Inc.                                                                  216,720

                Utilities -- 4.3%
        3,700   Constellation Energy Group, Inc.                                                161,727
        6,400   DPL, Inc.                                                                       160,704
        5,300   Edison International                                                            169,759
        4,100   Sempra Energy                                                                   150,388
       13,200   The AES Corp. *                                                                 180,444
                                                                                         --------------
                                                                                                823,022
                Wholesaling -- 0.9%
        2,500   W.W. Grainger, Inc.                                                             166,550
                ---------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $15,303,894)                                                           18,707,440
                ---------------------------------------------------------------------------------------
        Short-Term Investment -- 1.4%

                MONEY MARKET FUND -- 1.4%
      260,059   JPMorgan Prime Money Market Fund (a)                                            260,059
-------------------------------------------------------------------------------------------------------
                Total Money Market Fund
                (Cost $260,059)                                                                 260,059
-------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.2%
                (COST $15,563,953)                                                       $   18,967,499

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                                 (35,234)
-------------------------------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                                     $   18,932,265
-------------------------------------------------------------------------------------------------------
                Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN INTREPID VALUE FUND
Portfolio of Investments

As of December 31, 2004

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- 98.8%

                COMMON STOCKS -- 98.8%
                Advertising -- 0.2%
          500   R.H. Donnelley Corp. *                                                   $       29,525

                Aerospace -- 6.2%
        1,900   General Dynamics Corp.                                                          198,740
        3,400   Lockheed Martin Corp.                                                           188,870
        3,400   Northrop Grumman Corp.                                                          184,824
        5,300   Raytheon Co.                                                                    205,799
        3,000   The Boeing Co.                                                                  155,310
          700   United Defense Industries, Inc. *                                                33,075
                                                                                         --------------
                                                                                                966,618
                Apparel -- 0.2%
          500   VF Corp.                                                                         27,690

                Automotive -- 2.0%
          600   Autoliv, Inc. (Sweden)                                                           28,980
          600   BorgWarner, Inc.                                                                 32,502
          500   Cummins Engine, Inc.                                                             41,895
       13,800   Ford Motor Co.                                                                  202,032
                                                                                         --------------
                                                                                                305,409
                Banking -- 9.9%
       13,100   Bank of America Corp.                                                           615,569
          600   First Bancorp (Puerto Rico)                                                      38,106
        5,800   KeyCorp                                                                         196,620
        5,500   National City Corp.                                                             206,525
        6,100   The Bank of New York Co., Inc.                                                  203,862
        8,800   U.S. Bancorp                                                                    275,616
                                                                                         --------------
                                                                                              1,536,298
                Business Services -- 0.2%
          600   Computer Sciences Corp. *                                                        33,822

                Chemicals -- 1.9%
        5,400   The Dow Chemical Co.                                                            267,354
          700   The Sherwin-Williams Co.                                                         31,241
                                                                                         --------------
                                                                                                298,595
                Computer Software -- 1.0%
        4,900   Computer Associates International, Inc.                                         152,194

                Computers/Computer Hardware -- 0.2%
        1,800   Ingram Micro, Inc., Class A *                                                    37,440

                Construction -- 1.8%
          600   Centex Corp.                                                                     35,748
        1,100   D.R. Horton, Inc.                                                                44,341
          400   KB Home                                                                          41,760
          500   Lennar Corp., Class A                                                            28,340
          420   MDC Holdings, Inc.                                                               36,305
          600   Ryland Group, Inc.                                                               34,524
          800   Toll Brothers, Inc. *                                                            54,888
                                                                                         --------------
                                                                                                275,906

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Construction Materials -- 1.5%
        1,100   Louisiana-Pacific Corp.                                                  $       29,414
        5,600   Masco Corp.                                                                     204,568
                                                                                         --------------
                                                                                                233,982
                Consumer Products -- 3.6%
        7,500   Altria Group, Inc.                                                              458,250
        1,100   American Greetings Corp., Class A                                                27,885
          400   Black & Decker Corp.                                                             35,332
          600   The Stanley Works                                                                29,394
                                                                                         --------------
                                                                                                550,861
                Diversified -- 1.1%
        4,600   Tyco International LTD (Bermuda)                                                164,404

                Entertainment/Leisure -- 0.3%
          800   Brunswick Corp.                                                                  39,600

                Financial Services -- 12.5%
          900   American Capital Strategies LTD                                                  30,015
        1,200   AmeriCredit Corp. *                                                              29,340
        2,000   Capital One Financial Corp.                                                     168,420
          800   CIT Group, Inc.                                                                  36,656
        6,000   Countrywide Financial Corp.                                                     222,060
        2,400   E*TRADE Financial Corp. *                                                        35,880
        2,900   Franklin Resources, Inc.                                                        201,985
        3,700   Freddie Mac                                                                     272,690
        2,800   Golden West Financial Corp.                                                     171,976
        2,200   Goldman Sachs Group, Inc.                                                       228,888
        2,400   Lehman Brothers Holdings, Inc.                                                  209,952
        5,900   MBNA Corp.                                                                      166,321
        1,900   Providian Financial Corp. *                                                      31,293
          200   Student Loan Corp.                                                               36,800
          300   The Bear Stearns Co., Inc.                                                       30,693
          700   WestCorp                                                                         32,151
          600   WFS Financial, Inc. *                                                            30,468
                                                                                         --------------
                                                                                              1,935,588
                Food/Beverage Products -- 2.7%
          400   Adolph Coors Co., Class B                                                        30,268
        8,500   Archer Daniels Midland Co.                                                      189,635
        1,000   Pilgrim's Pride Corp.                                                            30,680
        6,900   Sara Lee Corp.                                                                  166,566
                                                                                         --------------
                                                                                                417,149
                Health Care/Health Care Services -- 3.6%
        1,600   Aetna, Inc.                                                                     199,600
          400   CIGNA Corp.                                                                      32,628
        1,300   Humana, Inc. *                                                                   38,597
          800   PacifiCare Health Systems *                                                      45,216
          800   WellChoice, Inc. *                                                               42,720
        1,700   WellPoint, Inc. *                                                               195,500
                                                                                         --------------
                                                                                                554,261
                Insurance -- 8.4%
          100   Alleghany Corp. *                                                                28,525
          400   AMBAC Financial Group, Inc.                                                      32,852

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Insurance -- Continued
          900   American Financial Group, Inc.                                           $       28,179
        2,400   Chubb Corp.                                                                     184,560
          700   Fidelity National Financial, Inc.                                                31,969
          800   First American Corp.                                                             28,112
        2,800   Hartford Financial Services Group, Inc.                                         194,068
          900   HCC Insurance Holdings, Inc.                                                     29,808
          500   MBIA, Inc.                                                                       31,640
          500   Mercury General Corp.                                                            29,960
        4,900   Metlife, Inc.                                                                   198,499
          400   MGIC Investment Corp.                                                            27,564
          700   Nationwide Financial Services, Class A                                           26,761
          700   PMI Group, Inc.                                                                  29,225
          800   Principal Financial Group, Inc.                                                  32,752
          800   Protective Life Corp.                                                            34,152
          600   Reinsurance Group of America                                                     29,070
        4,600   The Allstate Corp.                                                              237,912
          500   Torchmark Corp.                                                                  28,570
          800   W.R. Berkley Corp.                                                               37,736
                                                                                         --------------
                                                                                              1,301,914
                Internet Services/Software -- 0.2%
        2,600   EarthLink, Inc. *                                                                29,952

                Machinery & Engineering Equipment -- 1.4%
        1,300   AGCO Corp. *                                                                     28,457
        2,600   Deere & Co.                                                                     193,440
                                                                                         --------------
                                                                                                221,897
                Manufacturing -- 0.4%
          500   Eaton Corp.                                                                      36,180
          700   Terex Corp. *                                                                    33,355
                                                                                         --------------
                                                                                                 69,535
                Metals/Mining -- 0.7%
          800   Nucor Corp.                                                                      41,872
          300   Phelps Dodge Corp.                                                               29,676
          700   Southern Peru Copper Corp.                                                       33,047
                                                                                         --------------
                                                                                                104,595
                Multi-Media -- 1.6%
        8,800   The Walt Disney Co.                                                             244,640

                Office/Business Equipment -- 1.2%
       10,600   Xerox Corp. *                                                                   180,306

                Oil & Gas -- 14.0%
        2,900   Anadarko Petroleum Corp.                                                        187,949
        3,700   Apache Corp.                                                                    187,109
        4,200   Burlington Resources, Inc.                                                      182,700
        1,900   Chesapeake Energy Corp.                                                          31,350
        8,100   ChevronTexaco Corp.                                                             425,331
        3,500   ConocoPhillips                                                                  303,905
        4,800   Devon Energy Corp.                                                              186,816
          500   Energen Corp.                                                                    29,475
          500   Kerr-McGee Corp.                                                                 28,895

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Oil & Gas -- Continued
        4,300   Marathon Oil Corp.                                                       $      161,723
          600   Newfield Exploration Co. *                                                       35,430
        3,400   Occidental Petroleum Corp.                                                      198,424
        1,200   ONEOK, Inc.                                                                      34,104
          900   Premcor, Inc.                                                                    37,953
          500   Sunoco, Inc.                                                                     40,855
        1,000   Tesoro Petroleum Corp. *                                                         31,860
        1,000   Valero Energy Corp.                                                              45,400
        1,150   XTO Energy, Inc.                                                                 40,687
                                                                                         --------------
                                                                                              2,189,966
                Packaging -- 0.2%
          800   Ball Corp.                                                                       35,184

                Paper/Forest Products -- 1.4%
          800   Georgia-Pacific Corp.                                                            29,984
        2,800   Weyerhaeuser Co.                                                                188,216
                                                                                         --------------
                                                                                                218,200
                Photographic Equipment -- 0.2%
          900   Eastman Kodak Co.                                                                29,025

                Pipelines -- 0.2%
        1,000   National Fuel Gas Co.                                                            28,340

                Printing & Publishing -- 0.9%
        1,500   The McGraw-Hill Companies, Inc.                                                 137,310

                Real Estate Investment Trust -- 2.3%
        1,500   Annaly Mortgage Management, Inc.                                                 29,430
          400   CBL & Associates Properties, Inc.                                                30,540
          990   General Growth Properties, Inc.                                                  35,798
        2,500   HRPT Properties Trust                                                            32,075
        1,300   IMPAC Mortgage Holdings, Inc.                                                    29,471
          500   New Century Financial Corp.                                                      31,955
          500   SL Green Realty Corp.                                                            30,275
          600   The Mills Corp.                                                                  38,256
        1,000   Thornburg Mortgage, Inc.                                                         28,960
        1,600   Trizec Properties, Inc.                                                          30,272
          500   Vornado Realty Trust                                                             38,065
                                                                                         --------------
                                                                                                355,097
                Restaurants/Food Services -- 1.6%
        7,900   McDonald's Corp.                                                                253,274

                Retailing -- 0.4%
        1,400   Claire's Stores, Inc.                                                            29,750
          300   Kmart Holding Corp. *                                                            29,685
                                                                                         --------------
                                                                                                 59,435
                Retailing - Food & Staples -- 1.6%
        1,300   Albertson's, Inc.                                                                31,044
        4,000   Costco Wholesale Corp.                                                          193,640
          900   Supervalu, Inc.                                                                  31,068
                                                                                         --------------
                                                                                                255,752

                       See notes to financial statements.

       SHARES   ISSUER                                                                            VALUE
-------------------------------------------------------------------------------------------------------
         Long-Term Investments -- Continued

                Shipping/Transportation -- 1.4%
        4,500   Burlington Northern Santa Fe Corp.                                       $      212,895

                Steel -- 0.4%
          700   International Steel Group, Inc. *                                                28,392
          600   United States Steel Corp.                                                        30,750
                                                                                         --------------
                                                                                                 59,142
                Telecommunications -- 5.7%
        3,300   Alltel Corp.                                                                    193,908
        9,600   BellSouth Corp.                                                                 266,784
       10,400   Verizon Communications, Inc.                                                    421,304
                                                                                         --------------
                                                                                                881,996
                Telecommunications Equipment -- 0.9%
        8,400   Motorola, Inc.                                                                  144,480

                Transportation -- 0.2%
          500   Overseas Shipholding Group, Inc.                                                 27,600

                Utilities -- 4.6%
          700   Constellation Energy Group, Inc.                                                 30,597
        1,300   Edison International                                                             41,639
        4,900   Exelon Corp.                                                                    215,943
        5,300   PG&E Corp. *                                                                    176,384
          600   PPL Corp.                                                                        31,968
          800   Sempra Energy                                                                    29,344
        3,000   TXU Corp.                                                                       193,680
                                                                                         --------------
                                                                                                719,555
                ---------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $12,676,930)                                                           15,319,432
                ---------------------------------------------------------------------------------------
        Short-Term Investment -- 2.1%

                MONEY MARKET FUND -- 2.1%
      323,192   JPMorgan Prime Money Market Fund (a)                                            323,192
-------------------------------------------------------------------------------------------------------
                Total Money Market Fund
                (Cost $323,192)                                                                 323,192
-------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.9%
                (COST $13,000,122)                                                       $   15,642,624

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9)%                                (132,900)
-------------------------------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                                     $   15,509,724
-------------------------------------------------------------------------------------------------------
                Percentages indicated are based on net assets.

                       See notes to financial statements.

Abbreviations:

*    -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of December 31, 2004

                                                                  INTREPID            INTREPID
                                                                   AMERICA             GROWTH
                                                                   FUND(a)              FUND
--------------------------------------------------------------------------------------------------
   ASSETS:
     Investment in non-affiliates, at value                    $    350,915,839   $      7,775,202
     Investment in affiliates, at value                              13,807,425             90,154
--------------------------------------------------------------------------------------------------
   Total investment securities, at value                            364,723,264          7,865,356
--------------------------------------------------------------------------------------------------
     Cash                                                                24,962                320
     Receivables:
      Fund shares sold                                                  233,424                425
      Interest and dividends                                            670,351              9,436
      Expense reimbursements                                                 --              2,271
--------------------------------------------------------------------------------------------------
   Total Assets                                                     365,652,001          7,877,808
--------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                       --                 --
      Investment securities purchased                                 6,403,375             29,190
     Accrued liabilities:
      Investment advisory fees                                          187,904                 --
      Administration fees                                                23,127                 --
      Shareholder servicing fees                                         49,144                 --
      Custodian fees                                                     22,654              3,372
      Trustees' fees                                                        903                 36
      Other                                                             118,969             50,399
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                  6,806,076             82,997
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                323,910,378          6,391,326
     Accumulated net investment income (loss)                             6,045                736
     Accumulated net realized gain (loss) on investments             (6,721,518)           202,099
     Net unrealized appreciation (depreciation) of
      investments                                                    41,651,020          1,200,650
--------------------------------------------------------------------------------------------------
   Total Net Assets                                            $    358,845,925   $      7,794,811
--------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized)                                                16,056,795            408,712
   Net asset value, redemption and offering price per share    $          22.35   $          19.07
--------------------------------------------------------------------------------------------------
   Cost of investments                                         $    323,072,244   $      6,664,706
==================================================================================================

(a) Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of December 31, 2004

                                                                   INTREPID          INTREPID
                                                                   INVESTOR            VALUE
                                                                     FUND              FUND
--------------------------------------------------------------------------------------------------
   ASSETS:
     Investment in non-affiliates, at value                    $     18,707,440   $     15,319,432
     Investment in affiliates, at value                                 260,059            323,192
--------------------------------------------------------------------------------------------------
   Total investment securities, at value                             18,967,499         15,642,624
--------------------------------------------------------------------------------------------------
     Cash                                                                    --                 --
     Receivables:
      Fund shares sold                                                      448                100
      Interest and dividends                                             29,552             32,960
      Expense reimbursements                                                 --                 --
--------------------------------------------------------------------------------------------------
   Total Assets                                                      18,997,499         15,675,684
--------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                       --                 72
      Investment securities purchased                                        --            101,253
     Accrued liabilities:
      Investment advisory fees                                            8,518              5,556
      Administration fees                                                    --                 --
      Shareholder servicing fees                                             --                 --
      Custodian fees                                                      6,462              6,310
      Trustees' fees                                                         72                 60
      Other                                                              50,182             52,709
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                     65,234            165,960
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                 14,937,704         12,669,451
     Accumulated net investment income (loss)                               747              1,488
     Accumulated net realized gain (loss) on investments                590,268            196,283
     Net unrealized appreciation (depreciation) of investments        3,403,546          2,642,502
--------------------------------------------------------------------------------------------------
   Total Net Assets                                            $     18,932,265   $     15,509,724
--------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized)                                                   814,146            709,878
   Net asset value, redemption and offering price per share    $          23.25   $          21.85
--------------------------------------------------------------------------------------------------
   Cost of investments                                         $     15,563,953   $     13,000,122
==================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Operations

For the year ended December 31, 2004

                                                                  INTREPID           INTREPID
                                                                   AMERICA            GROWTH
                                                                   FUND(a)             FUND
--------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                  $              5   $             --
     Dividend                                                         3,057,946             66,027
     Dividend income from affiliated investments*                       120,756                978
     Foreign tax withholding                                               (679)               (41)
--------------------------------------------------------------------------------------------------
   Total investment income                                            3,178,028             66,964
--------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                         1,129,813             46,101
     Administration fees                                                260,728             10,639
     Shareholder servicing fees                                         434,542             17,731
     Custodian and accounting fees                                       86,054             21,796
     Interest expense                                                        --                 10
     Printing and postage                                                51,779              1,595
     Professional fees                                                   52,191             49,237
     Registration fees                                                   57,441             22,696
     Transfer agent fees                                                 26,169             11,702
     Trustees' fees                                                       2,558                 89
     Other                                                                8,248              4,119
--------------------------------------------------------------------------------------------------
   Total expenses                                                     2,109,523            185,715
--------------------------------------------------------------------------------------------------
     Less amounts waived                                                356,193             74,471
     Less earnings credits                                                  420                  2
     Less expense reimbursements                                         14,738             40,307
--------------------------------------------------------------------------------------------------
      Net expenses                                                    1,738,172             70,935
--------------------------------------------------------------------------------------------------
   Net investment income (loss)                                       1,439,856             (3,971)
--------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                    (6,731,931)           596,370
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                    40,543,608            140,282
--------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments          33,811,677            736,652
--------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations     $     35,251,533   $        732,681
--------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees :           $         14,382   $            109
--------------------------------------------------------------------------------------------------

(a) Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

                       See notes to financial statements.

Statement of Operations

For the year ended December 31, 2004

                                                                   INTREPID           INTREPID
                                                                   INVESTOR            VALUE
                                                                     FUND               FUND
--------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                  $            257   $            379
     Dividend                                                           252,541            262,552
     Dividend income from affiliated investments*                         3,428              4,210
     Foreign tax withholding                                               (394)               (34)
--------------------------------------------------------------------------------------------------
   Total investment income                                              255,832            267,107
--------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                           104,215             77,293
     Administration fees                                                 24,050             17,837
     Shareholder servicing fees                                          40,083             29,728
     Custodian and accounting fees                                       23,002             27,338
     Interest expense                                                        77                 57
     Printing and postage                                                 2,214              1,670
     Professional fees                                                   50,982             50,856
     Registration fees                                                   22,579             24,628
     Transfer agent fees                                                 12,432             12,634
     Trustees' fees                                                         221                160
     Other                                                                4,671              5,147
--------------------------------------------------------------------------------------------------
   Total expenses                                                       284,526            247,348
--------------------------------------------------------------------------------------------------
     Less amounts waived                                                107,669             95,422
     Less earnings credits                                                  222                 12
     Less expense reimbursements                                         16,294             32,942
--------------------------------------------------------------------------------------------------
      Net expenses                                                      160,341            118,972
--------------------------------------------------------------------------------------------------
   Net investment income (loss)                                          95,491            148,135
--------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                       590,424            346,089
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                     1,746,632          1,520,976
--------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments           2,337,056          1,867,065
--------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations     $      2,432,547   $      2,015,200
--------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees :           $            473   $            512
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated

                                                                INTREPID AMERICA FUND(b)            INTREPID GROWTH FUND
                                                          -------------------------------------------------------------------
                                                               YEAR            2/28/03(a)        YEAR            2/28/03(a)
                                                              ENDED             THROUGH         ENDED             THROUGH
                                                             12/31/04           12/31/03       12/31/04           12/31/03
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                             $    1,439,856    $        3,704   $       (3,971)   $      (16,962)
 Net realized gain (loss) on investments                      (6,731,931)        1,085,209          596,370           775,121
 Change in net unrealized appreciation (depreciation)
   of investments                                             40,543,608         1,107,412          140,282         1,060,368
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations          35,251,533         2,196,325          732,681         1,818,527
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                        (1,421,199)           (3,206)              --                --
 Net realized gain (loss) on investment transactions            (611,072)         (476,832)        (879,968)         (267,755)
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                        (2,032,271)         (480,038)        (879,968)         (267,755)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued                                 335,122,871         8,100,505          123,241         5,133,744
 Dividends reinvested                                            699,221           387,750          877,347           267,755
 Cost of shares redeemed                                     (20,399,971)               --          (10,761)               --
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS         315,422,121         8,488,255          989,827         5,401,499
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                   348,641,383        10,204,542          842,540         6,952,271
NET ASSETS:
 Beginning of period                                          10,204,542                --        6,952,271                --
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                            $  358,845,925    $   10,204,542   $    7,794,811    $    6,952,271
-----------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment income (loss)                 $        6,045    $          498   $          736    $           --
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Issued                                                       16,509,753           491,138            6,280           340,515
 Reinvested                                                       34,116            19,834           48,497            13,981
 Redeemed                                                       (998,046)               --             (561)               --
-----------------------------------------------------------------------------------------------------------------------------
   Change in shares                                           15,545,823           510,972           54,216           354,496
-----------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

                       See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated

                                                               INTREPID INVESTOR FUND              INTREPID VALUE FUND
                                                          -------------------------------------------------------------------
                                                                YEAR           2/28/03(a)         YEAR           2/28/03(a)
                                                               ENDED            THROUGH           ENDED           THROUGH
                                                              12/31/04          12/31/03        12/31/04          12/31/03
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                             $       95,491    $       46,858   $      148,135    $       63,360
 Net realized gain (loss) from investments                       590,424           322,301          346,089           819,636
 Change in net unrealized appreciation (depreciation)
   of investments                                              1,746,632         1,656,914        1,520,976         1,121,526
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations           2,432,547         2,026,073        2,015,200         2,004,522
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                           (94,395)          (47,473)        (145,448)          (62,837)
 Net realized gain on investment transactions                   (120,355)         (201,836)        (610,328)         (360,836)
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                          (214,750)         (249,309)        (755,776)         (423,673)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued                                  12,445,913         5,431,194        7,400,866         5,185,915
 Dividends reinvested                                            109,945           249,309          469,441           423,673
 Cost of shares redeemed                                      (3,298,657)               --         (810,444)               --
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           9,257,201         5,680,503        7,059,863         5,609,588
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                    11,474,998         7,457,267        8,319,287         7,190,437
NET ASSETS:
 Beginning of period                                           7,457,267                --        7,190,437                --
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                            $   18,932,265    $    7,457,267   $   15,509,724    $    7,190,437
-----------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment income (loss)                 $          747    $           --   $        1,488    $          105
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Issued                                                          597,914           355,039          360,291           343,038
 Reinvested                                                        5,137            12,591           23,403            22,102
 Redeemed                                                       (156,535)               --          (38,956)               --
-----------------------------------------------------------------------------------------------------------------------------
   Change in shares                                              446,516           367,630          344,738           365,140
-----------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.

                       See notes to financial statements.

JPMORGAN FUNDS
Notes to Financial Statements

1. ORGANIZATION
J.P. Morgan Mutual Fund Series ("JPMMFS" or the "Trust") was organized on January 27, 2003, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are four separate portfolios of the Trust (collectively, the "Funds"). Each Fund offers the Select class of shares.

  FUND
  JPMorgan Intrepid America Fund ("AF")
  JPMorgan Intrepid Growth Fund ("GF")
  JPMorgan Intrepid Investor Fund ("IF")
  JPMorgan Intrepid Value Fund ("VF")

Prior to April 30, 2004, AF was formerly named JPMorgan Intrepid All Cap Fund. Effective February 19, 2005, IF is named JPMorgan Intrepid Contrarian Fund. See note 9 for subsequent events with respect to the reorganization and redomiciliation of each series in the trust.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Fund applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolio by utilizing the quotations of an independent pricing service, unless the Fund's advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

D. ALLOCATION OF EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

                                       ACCUMULATED          ACCUMULATED
                                      UNDISTRIBUTED/       NET REALIZED
                                    (OVERDISTRIBUTED)       GAIN (LOSS)
                 PAID-IN CAPITAL   NET INVESTMENT INCOME  ON INVESTMENTS
------------------------------------------------------------------------
AF                    $   2            $ (13,110)           $  13,108

GF                       --                4,707               (4,707)

IF                       --                 (349)                 349

VF                       --               (1,304)               1,304

The reclassification for AF relates primarily to the character for tax purposes of recognition of gains and distributions from investments in REITs and basis adjustments in securities. The reclassification for GF relates primarily to current year net operating losses offsetting short-term capital gains. The reclassification for IF and VF relates primarily to dividends and distributions from investments in REITs.

G. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets for each Fund.

The Advisor waived fees as outlined in Note 3.E.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and /or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets for each Fund. JPMCB may enter into service contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.

JPMCB waived fees as outlined in Note 3.E.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations. Interest expense paid to the custodian related to over-drafts are presented as interest expense in the Statement of Operations.

D. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex and 0.075% of the average daily net assets in excess of $25 billion for all the non-money market funds.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.00% of their respective average daily net assets.

The contractual expense limitation agreements were in effect for the year ended December 31, 2004. The expense limitations are due to expire on April 30, 2006.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.E.

E. WAIVERS AND REIMBURSEMENTS -- For the year ended December 31, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows. Neither the Funds' service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                        CONTRACTUAL WAIVERS
           ------------------------------------------------------
           INVESTMENT                      SHAREHOLDER               CONTRACTUAL
FUND        ADVISORY    ADMINISTRATION      SERVICING    TOTAL      REIMBURSEMENTS
----------------------------------------------------------------------------------
AF         $   21,771   $       125,939   $  208,483   $  356,193   $       14,738
GF             46,101            10,639       17,731       74,471           40,307
IF             43,536            24,050       40,083      107,669           16,294
VF             47,857            17,837       29,728       95,422           32,942
----------------------------------------------------------------------------------
  Total    $  159,265   $       178,465   $  296,025   $  633,755   $      104,281
----------------------------------------------------------------------------------

F. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related party broker/dealers. For the period ended December 31, 2004, the Funds did not purchase any securities from brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

G. SUBSEQUENT CHANGES -- After considering management's recommendations, the Board of Trustees of the Trust approved, and the Funds entered into a Shareholder Servicing Agreement with JPMorgan Distribution Services, Inc. ("JPMDS") and an Administration Agreement with JPMorgan Funds Management, Inc. ("JPMFM"). JPMDS and JPMFM are both indirect, wholly-owned subsidiaries of JPMorgan Chase & Co. The agreements are effective February 19, 2005, and the fees charged to the Funds under the agreements are subject to the same fee structure as those paid to the prior service providers.

Beginning in mid-2005, JPMCB will serve as the Funds' sub-administrator. For its services as sub-administrator, JPMCB will receive a portion of the fees payable to JPMFM as Administrator.

4. INVESTMENT TRANSACTIONS
For the year ended December 31, 2004, purchases and sales of investments (excluding short-term investments) are as follows:

                               PURCHASES          SALES
                            (EXCLUDING U.S.  (EXCLUDING U.S.
                              GOVERNMENT)      GOVERNMENT)
                 -------------------------------------------
                   AF        $ 471,699,344    $ 165,064,101
                   GF            9,061,664        9,029,978
                   IF           24,631,583       15,275,904
                   VF           17,531,594       11,218,810

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2004, are as follows:

                                GROSS            GROSS         NET UNREALIZED
                              UNREALIZED       UNREALIZED       APPRECIATION
           AGGREGATE COST    APPRECIATION     DEPRECIATION     (DEPRECIATION)
-----------------------------------------------------------------------------
AF         $  323,074,207   $   42,023,198   $     (374,141)   $   41,649,057
GF              6,664,161        1,297,692          (96,497)        1,201,195
IF             15,564,458        3,505,231         (102,190)        3,403,041
VF             13,003,844        2,664,858          (26,078)        2,638,780

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

           YEAR ENDED DECEMBER 31, 2004
           ----------------------------
             ORDINARY       LONG-TERM         TOTAL
              INCOME       CAPITAL GAIN   DISTRIBUTIONS
-------------------------------------------------------
AF         $  2,032,068   $         203   $   2,032,271
GF              598,961         281,007         879,968
IF              214,750              --         214,750
VF              607,505         148,271         755,776

           YEAR ENDED DECEMBER 31, 2003
           ----------------------------
             ORDINARY       LONG-TERM         TOTAL
              INCOME       CAPITAL GAIN   DISTRIBUTIONS
-------------------------------------------------------
AF         $    480,038    $        --    $     480,038
GF              267,755             --          267,755
IF              249,309             --          249,309
VF              423,673             --          423,673

AT DECEMBER 31, 2004, THE TAX COMPONENTS OF CAPITAL ARE AS FOLLOWS:

                                AF              GF             IF              VF
--------------------------------------------------------------------------------------
Current distributable
 ordinary income          $        6,948  $       98,132 $      200,650 $          885
Current distributable
 long-term capital
 gain or tax basis
 capital loss carryover   $   (6,719,555) $      104,194 $      390,942 $      200,668
                          --------------  -------------- -------------- --------------
Unrealized
 appreciation
 (depreciation)           $   41,649,057  $    1,201,195 $    3,403,041 $    2,638,780
                          ==============  ============== ============== ==============

For AF and IF, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to wash sales. For GF, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to wash sales, basis adjustments in REIT's, and basis adjustments in securities. For VF, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attribuable to wash sales and basis adjustments in REIT's.

At December 31, 2004, AF had a capital loss carryover, which will be available to offset future capital gains. To the extent that any net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to the shareholders.

                                                     EXPIRATION
                             AMOUNT                      DATE
--------------------------------------------------------------------
                          $  6,719,555             December 31, 2012

6. BORROWINGS
Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Funds based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. This agreement was extended and was subsequently terminated as of February 18, 2005.

The Funds had no borrowings outstanding at December 31, 2004, nor at anytime during the year then ended.

Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Funds' borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to One Group Mutual Funds and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940) as One Group Mutual Funds.

7. CONCENTRATIONS AND INDEMNIFICATIONS
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of December 31, 2004, there were individual shareholders of record who owned 28% of AF, 96% of GF, 41% and 37% of IF, and 53% of VF.

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CORPORATE EVENT
On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name is JPMorgan Chase Bank, National Association.

9. SUBSEQUENT EVENT
On August 19, 2004, the Board of Trustees of the J.P. Morgan Mutual Fund Series ("JPMMFS") approved an Agreement and Plan of Reorganization regarding the reorganization of each series of the Trust as a series of JPMorgan Trust I, a Delaware statutory trust.

Additionally, at a special meeting of shareholders on January 20, 2005, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, a Delaware statutory trust, including those series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

JPMORGAN FUNDS
Financial Highlights

                                                                                                    INTREPID
                                                                                                 AMERICA FUND (b)
                                                                                         ------------------------------
                                                                                                     SELECT
                                                                                         ------------------------------
                                                                                              YEAR           2/28/03*
                                                                                              ENDED           THROUGH
                                                                                            12/31/04         12/31/03
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                     $       19.97    $       15.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                                 0.09             0.01
     Net gains or losses in securities (both realized and unrealized)                             2.43             6.09
                                                                                         -------------    -------------
     Total from investment operations                                                             2.52             6.10
                                                                                         -------------    -------------
   Less distributions:
     Dividends from net investment income                                                         0.09             0.01
     Distributions from capital gains                                                             0.05             1.12
                                                                                         -------------    -------------
     Total distributions                                                                          0.14             1.13
                                                                                         -------------    -------------
Net asset value, end of period                                                           $       22.35    $       19.97
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                 12.68%           40.84%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)                                               $     358,846    $      10,205
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                                                                 1.00%            1.00%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                                 0.83%            0.07%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                                1.21%            3.30%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers, reimbursements and earnings credits            0.62%           (2.23%)
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                         97%             148%
-----------------------------------------------------------------------------------------------------------------------

(b) Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.
  * Commencement of operations.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                                   INTREPID
                                                                                                  GROWTH FUND
                                                                                         ------------------------------
                                                                                                    SELECT
                                                                                         ------------------------------
                                                                                            YEAR            2/28/03*
                                                                                            ENDED            THROUGH
                                                                                           12/31/04         12/31/03
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                     $       19.61    $       15.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                                (0.01)           (0.05)
     Net gains or losses in securities (both realized and unrealized)                             1.85             5.45
                                                                                         -------------    -------------
     Total from investment operations                                                             1.84             5.40
                                                                                         -------------    -------------
   Less distributions:
     Dividends from net investment income                                                           --               --
     Distributions from capital gains                                                             2.38             0.79
                                                                                         -------------    -------------
     Total distributions                                                                          2.38             0.79
                                                                                         -------------    -------------
Net asset value, end of period                                                           $       19.07    $       19.61
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                 10.45%           36.10%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)                                               $       7,795    $       6,952
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                                                                 1.00%            1.00%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                                (0.06%)          (0.34%)
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                                2.62%            3.37%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers, reimbursements and earnings credits           (1.68%)          (2.71%)
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                        127%             149%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                                    INTREPID
                                                                                                  INVESTOR FUND
                                                                                         ------------------------------
                                                                                                    SELECT
                                                                                         ------------------------------
                                                                                             YEAR           2/28/03*
                                                                                             ENDED           THROUGH
PER SHARE OPERATING PERFORMANCE:                                                            12/31/04        12/31/03
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $       20.28    $       15.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                                 0.12             0.14
     Net gains or losses in securities (both realized and unrealized)                             3.10             5.88
                                                                                         -------------    -------------
     Total from investment operations                                                             3.22             6.02
                                                                                         -------------    -------------
   Less distributions:
     Dividends from net investment income                                                         0.11             0.14
     Distributions from capital gains                                                             0.14             0.60
                                                                                         -------------    -------------
     Total distributions                                                                          0.25             0.74
                                                                                         -------------    -------------
Net asset value, end of period                                                           $       23.25    $       20.28
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                 16.01%           40.28%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (thousands)                                               $      18,932    $       7,457
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                 1.00%            1.00%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                                 0.60%            0.92%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                                1.77%            3.27%
     Net investment income (loss) without waivers, reimbursements and earnings credits           (0.17%)          (1.35%)
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                         99%              74%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                                    INTREPID
                                                                                                   VALUE FUND
                                                                                         ------------------------------
                                                                                                     SELECT
                                                                                         ------------------------------
                                                                                              YEAR           2/28/03*
                                                                                             ENDED           THROUGH
                                                                                            12/31/04         12/31/03
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                     $       19.69    $       15.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                                 0.24             0.19
     Net gains or loss in securities (both realized and unrealized)                               3.08             5.74
                                                                                         -------------    -------------
     Total from investment operations                                                             3.32             5.93
                                                                                         -------------    -------------
   Less distributions:
     Dividends from net investment income                                                         0.24             0.19
     Distributions from capital gains                                                             0.92             1.05
                                                                                         -------------    -------------
     Total distributions                                                                          1.16             1.24
                                                                                         -------------    -------------
Net asset value, end of period                                                           $       21.85    $       19.69
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                 17.51%           39.74%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)                                               $      15,510    $       7,190
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                                                                 1.00%            1.00%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                                 1.25%            1.26%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                                2.08%            3.30%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers, reimbursements and earnings credits            0.17%           (1.04%)
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                         98%             110%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
J.P. Morgan Mutual Fund Series:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Intrepid America Fund (formerly JPMorgan Intrepid All Cap Fund), JPMorgan Intrepid Growth Fund, JPMorgan Intrepid Investor Fund, and JPMorgan Intrepid Value Fund (four portfolios of J.P. Morgan Mutual Fund Series, hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and the period February 28, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

                       See notes to financial statements.

JPMORGAN FUNDS
Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
December 31, 2004 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMORGAN FUNDS
Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
December 31, 2004 (Unaudited)

                                                              EXPENSES PAID
                                  BEGINNING          ENDING   DURING PERIOD
                             ACCOUNT VALUE,  ACCOUNT VALUE,       JULY 1 TO
                                    JULY 1,    DECEMBER 31,    DECEMBER 31,      ANNUALIZED
                                       2004            2004           2004*   EXPENSE RATIO
                             --------------  --------------   -------------   -------------
INTREPID AMERICA FUND
    ACTUAL PERIOD RETURN      $       1,000   $       1,110   $        5.30            1.00%
    HYPOTHETICAL              $       1,000   $       1,020   $        5.08            1.00%
                                                                              -------------
INTREPID GROWTH FUND
    ACTUAL PERIOD RETURN      $       1,000   $       1,069   $        5.20            1.00%
    HYPOTHETICAL              $       1,000   $       1,020   $        5.08            1.00%
                                                                              -------------
INTREPID INVESTOR FUND
    ACTUAL PERIOD RETURN      $       1,000   $       1,103   $        5.29            1.00%
    HYPOTHETICAL              $       1,000   $       1,020   $        5.08            1.00%
                                                                              -------------
INTREPID VALUE FUND
    ACTUAL PERIOD RETURN      $       1,000   $       1,132   $        5.36            1.00%
    HYPOTHETICAL              $       1,000   $       1,020   $        5.08            1.00%
                                                                              -------------

 *Expenses are equal to the Fund's annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

JPMORGAN FUNDS
Trustee and Officer Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

The contact address for each of the trustees, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036

                                                               NUMBER OF
NAME (YEAR OF BIRTH);                                          PORTFOLIOS IN FUND
POSITIONS WITH             PRINCIPAL OCCUPATIONS               COMPLEX OVERSEEN     OTHER DIRECTORSHIPS HELD
THE FUNDS                  DURING PAST 5 YEARS                 BY TRUSTEE(1)        OUTSIDE FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*

William J. Armstrong       Retired; Vice President &           110                  None.
(1941); Trustee of         Treasurer of Ingersoll-Rand
Trust since 2003           Company (manufacturer of
                           industrial equipment) (1972-2000).

Roland R. Eppley, Jr.      Retired; President & Chief          110                  Director, Janel Hydro, Inc.
(1932); Trustee of Trust   Executive Officer, Eastern States                        (automotive) (1993-present).
since 2003                 Bankcard (1971-1988).

John F. Finn (1947);       President and Chief Executive       110                  None.
Trustee of Trust since     Officer of Gardner, Inc.
2005**                     (wholesale distributor to outdoor
                           power equipment industry)
                           (1979-present).

Dr. Matthew Goldstein      Chancellor of the City University   110                  Trustee of Bronx-Lebanon Hospital
(1941); Trustee of Trust   of New York (1999-present);                              Center (1992-present); Director of
since 2003                 President, Adelphi University (New                       New Plan Excel Realty Trust, Inc.
                           York) (1998-1999).                                       (real estate investment trust)
                                                                                    (2000-present); Director of Lincoln
                                                                                    Center Institute for the Arts in
                                                                                    Education (1999-present).

Robert J. Higgins          Retired; Director of                110                  Director of Providian Financial
(1945); Trustee of Trust   Administration of the State of                           Corp. (banking) (2002-present).
since 2003                 Rhode Island (2003-2004);
                           President - Consumer Banking and
                           Investment Services, Fleet Boston
                           Financial (1971-2001).

Peter C. Marshall (1942);  Self-employed business consultant   110                  None.
Trustee of Trust since     (2002 - present); Senior Vice
2005**                     President, W.D. Hoard, Inc.
                           (corporate parent of DCI
                           Marketing, Inc.) (2000-2002);
                           President, DCI Marketing, Inc.
                           (1992-2000).

(1)A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 14 investment companies.

                                                               NUMBER OF
NAME (YEAR OF BIRTH);                                          PORTFOLIOS IN FUND
POSITIONS WITH             PRINCIPAL OCCUPATIONS               COMPLEX OVERSEEN     OTHER DIRECTORSHIPS HELD
THE FUNDS                  DURING PAST 5 YEARS                 BY TRUSTEE(1)        OUTSIDE FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*

Marilyn McCoy (1948);      Vice President of Administration    110                  Director, Mather LifeWays
Trustee of Trust since     and Planning, Northwestern                               (1994-present); Director, Carleton
2005**                     University (1985-present).                               College (2003-present).

William G. Morton, Jr.     Retired; Chairman Emeritus          110                  Director of Radio Shack Corporation
(1937); Trustee of Trust   (2001-2002), and Chairman and                            (electronics) (1987-present);
since 2003                 Chief Executive Officer, Boston                          Director of The National Football
                           Stock Exchange (1985- 2001).                             Foundation and College Hall of Fame
                                                                                    (1994-present); Trustee of the
                                                                                    Berklee College of Music
                                                                                    (1998-present); Trustee of the
                                                                                    Stratton Mountain School
                                                                                    (2001-present).

Robert A. Oden, Jr.        President, Carleton College         110                  Director, American University in Cairo.
(1946); Trustee of Trust   (2002-present); President, Kenyon
since 2005**               College (1995-2002).

Fergus Reid, III (1932);   Chairman of Lumelite Corporation    110                  Trustee of Morgan Stanley Funds (209
Trustee of Trust           (plastics manufacturing) (2003-                          portfolios) (1995-present).
(Chairman) since 2003      present); Chairman and CEO of
                           Lumelite Corporation (1985-2002).

Frederick  W. Ruebeck      Advisor, Jerome P. Green &          110                  Director, AMS Group (2001-present);
(1939); Trustee of Trust   Associates, LLC (broker-dealer)                          Director, Wabash College
since 2005**               (2002-present); Endowment Fund                           (1988-present); Trustee,
                           Manager, Wabash College                                  Seabury-Western Theology Seminary
                           (2004-present); self-employed                            (1993-present); Director,
                           consultant (January 2000 to                              Indianapolis Symphony Foundation
                           present); Director of Investments,                       (1994-present).
                           Eli Lilly and Company (1988-1999).

James J. Schonbachler      Retired; Managing Director of       110                  None.
(1943); Trustee of Trust   Bankers Trust Company (financial
since 2003                 services) (1968-1998).

INTERESTED TRUSTEE

Leonard M. Spalding, Jr.+  Retired; Chief Executive Officer    110                  None.
(1935); Trustee of Trust   of Chase Mutual Funds (investment
since 2003                 company) (1989-1998); President &
                           Chief Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank (investment
                           management) (1990-1998).

+Mr. Spalding is deemed to be an "interested person" due to his ownership of PMorgan Chase stock.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

NAME (YEAR OF BIRTH),      PRINCIPAL OCCUPATIONS
POSITIONS HELD WITH        DURING PAST 5 YEARS
THE FUNDS (SINCE)
---------------------------------------------------------------------------------------
George C.W. Gatch (1962),  Managing Director, JPMIM, CEO and President of the
President (2001)           J.P. Morgan and One Group Funds. An employee since 1986,
                           Mr. Gatch leads the firm's U.S. mutual fund and financial
                           intermediary business. He was previously president and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank.
                           Prior to working in Japan, Mr. Gatch established JPMIM's
                           sub-advisory and institutional mutual funds business. He has also held numerous positions throughout the firm in business management, marketing, and sales.

Robert L. Young (1963),    Chief Operating Officer, JPMorgan Funds (August 2004 to
Senior Vice President      present) and One Group Mutual Funds from November 2001 until
(2004)**                   present. From October 1999 to present, Vice President and
                           Treasurer, One Group Administrative Services, Inc., and Vice
                           President and Treasurer, One Group Dealer Services, Inc.

Patricia A. Maleski        Vice President, JPMIM; previously, Treasurer, JPMorgan Funds
(1960), Vice President     and Head of Funds Administration and Board Liaison. Prior to
and Chief Administrative   joining J.P. Morgan Chase & Co. in 2001, Ms. Maleski was the
Officer (2004)             Vice President of Finance for the Pierpont Group, Inc., a
                           service provider to the Board of Directors/Trustees of the
                           JPMorgan Funds.

Stephanie J. Dorsey        Director of Mutual Fund Administration, One Group
(1969), Treasurer          Administrative Services, since 2004; Ms. Dorsey worked for
(2004)**                   Bank One Corporation (now known as JP Morgan Chase & Co.)
                           from 2003 to 2004; prior to joining Bank One Corporation,
                           she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Benham (1959),  Vice President and Assistant General Counsel, JPMIM since
Secretary (2005)           2004; Vice President (Legal Advisory) of Merrill Lynch
                           Investment Managers, L.P. from 2000 to 2004; attorney
                           associated with Kirkpatrick & Lockhart LLP from 1997 to
                           2000.

Elizabeth A. Davin         From 2004 to present, Senior Counsel, JPMorgan Chase & Co.;
(1964), Assistant          Assistant General Counsel and Associate General Counsel and
Secretary (2004)**         Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio        Various attorney positions for Bank One Corporation (now
(1962), Assistant          known as JP Morgan Chase & Co.) since 1990.
Secretary (2004)**

Nancy E. Fields (1949),    From October 1999 to present, Director, Mutual Fund
Assistant Secretary        Administration, One Group Administrative Services, Inc. and
(2004)**                   Senior Project Manager, Mutual Funds, One Group Dealer
                           Services, Inc. From July 1999 to October 1999, Project
                           Manager, One Group, Banc One Investment Advisors
                           Corporation.

Avery P. Maher (1945),     Vice President and Assistant General Counsel, JPMIM since
Assistant Secretary        2004; Second Vice President and Assistant Secretary of John
(2004)                     Hancock Advisers, LLC, from 1992 to 2004.

Alaina V. Metz (1967),     Vice President, BISYS Fund Services, Inc. since 1995.
Assistant Secretary
(2001)*

Suzanne E. Cioffi (1967),  Vice President, JPMIM, responsible for mutual fund financial
Assistant Treasurer        reporting. During the past five years, Ms. Cioffi has
(2005)                     overseen various fund accounting, custody and administration conversion projects for JPMIM.

Christopher D. Walsh       Vice President, JPMIM; Mr. Walsh manages all aspects of
(1965), Assistant          institutional and retail mutual fund administration and
Treasurer (2004)           vendor relationships within the mutual funds,
                           commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Prior to joining JPMorgan in 2000, he was a
                           director from 1996 to 2000 of Mutual Fund Administration at
                           Prudential Investments.

Stephen M. Ungerman        Vice President, JPMIM; previously, head of Fund
(1953), Chief Compliance   Administration - Pooled Vehicles. Prior to joining J.P.
Officer (2004)             Morgan Chase & Co. in 2000, he held a number of positions in
                           Prudential Financial's asset management business, including
                           Associate General Counsel, Tax Director and Co-head of Fund
                           Administration Department. Mr. Ungerman was also the
                           Assistant Treasurer for all mutual funds managed by
                           Prudential.

*The contact address is 3435 Stelzer Road, Columbus, OH 43219.

**The contact address is 1111 Polaris Parkway, Columbus, OH 43271.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMORGAN FUNDS
Tax Letter (unaudited)

JPMORGAN INTREPID ALL CAP FUND ("ACF")
JPMORGAN INTREPID GROWTH FUND ("GF")
JPMORGAN INTREPID INVESTOR FUND ("IF")
JPMORGAN INTREPID VALUE FUND ("VF")

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2004. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

The following represents the percentage of the dividends received deduction and long-term capital gains distributed by the Funds for the fiscal year ended December 31, 2004.

                                 DIVIDENDS RECEIVED  LONG-TERM CAPITAL
FUND                                 DEDUCTION       GAINS DISTRIBUTED
---------------------------------------------------------------------
ACF                                   71.40%            $      203
GF                                     8.55%               281,007
IF                                    51.25%                     0
VF                                    33.37%               148,271

For the fiscal year ended December 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

For the fiscal year ended December 31, 2004, the following represents the percentage of ordinary income distributions treated as qualified dividends:

                                                        PERCENTAGE OF
FUND                                                    DISTRIBUTIONS
---------------------------------------------------------------------
ACF                                                         72.67%
GF                                                          13.39%
IF                                                          64.79%
VF                                                          41.06%

JPMORGAN FUNDS
Special Meeting of Shareholders (unaudited)

A Special Meeting of Shareholders of J.P. Morgan Mutual Fund Series ("JPMMFS") was held on January 20, 2005 at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of the shareholders of JPMMFS approved the election of each Trustee by the following votes:

J.P. MORGAN MUTUAL FUND SERIES

                                  AFFIRMATIVE          NEGATIVE
---------------------------------------------------------------
William J. Armstrong              240,381,572          665,267
Roland R. Eppley, Jr.             240,381,572          665,267
John F. Finn                      240,381,572          665,267
Dr. Matthew Goldstein             240,381,572          665,267
Robert J. Higgins                 240,381,572          665,267
Peter C. Marshall                 240,304,287          742,553
Marilyn McCoy                     240,381,572          665,267
William G. Morton, Jr.            240,381,572          665,267
Robert A. Oden, Jr.               240,381,572          665,267
Fergus Reid, III                  240,304,287          742,553
Frederick W. Ruebeck              240,381,572          665,267
James J. Schonbachler             240,381,572          665,267
Leonard M. Spalding, Jr.          240,381,572          665,267

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each series of the Trust would be reorganized and redomiciled as a separate series of JPMorgan Trust I. A majority of the shareholders of JPMMFS approved the Agreement and Plan of Reorganization by the following votes:

                                      FOR      AGAINST  ABSTAIN   BROKER NON-VOTES
----------------------------------------------------------------------------------
J.P. MORGAN MUTUAL FUND SERIES    240,716,630   8,208   304,623       17,379

                       See notes to financial statements.

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

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

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

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

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

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

ANNUAL REPORT

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT www.jpmorganfunds.com. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                        JPMorgan Funds Fulfillment Center
                               6112 W. 73rd Street
                             Bedford Park, IL 60638

      (C) J.P. Morgan Chase & Co., 2005 All Rights Reserved. February 2005

AN-INT-1204

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-480-4111.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $146,130 in 2003 and $146,400 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees billed to the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee, were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved) and $9,397,000 in 2004.

(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $32,400 in 2003 and $33,200 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003 or in 2004.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, or in 2004, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor (if the engagement relates directly to the operations and financial reporting of the Registrant) and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $28.3 million in 2003 and $25.3 million in 2004.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

          File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
          781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
          Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

          (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  JPMorgan Trust I (formerly J.P. Morgan Mutual Fund
                              Series)
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 9, 2005
      --------------------------------------------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 9, 2005
      --------------------------------------------------------------------------


By (Signature and Title)* /s/ George C.W. Gatch
                          ------------------------------------------------------
                              George C.W. Gatch, President

Date  March 9, 2005
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.

--------------------------------------------------------------------------------